D O D G E & C O X                                      D O D G E & C O X
-----------------                                      -----------------
   Stock Fund

                                                          Stock Fund
                                                       Established 1965

Investment Manager                                     ----------------
    Dodge & Cox
One Sansome Street                                     ----------------
    35th Floor
   San Francisco
California 94104-4443
   (415) 981-1710

For Fund literature and
information, please visit
the Funds' web site at:

 www.dodgeandcox.com

  or write or call:

  Dodge & Cox Funds
c/o Boston Financial
    Data Services
    P.O. Box 9051
       Boston
Massachusetts 02205-9051

     (800) 621-3979
-----------------

  This report is submitted
for the general information
of the shareholders of the
Fund. The report is not                                35th Annual Report
authorized for distribution                            December 31, 1999
to prospective investors
in the Fund unless it is
accompanied by a current                               -----------------
prospectus.                                            -----------------
-----------------                                      -----------------

Printed on recycled paper
12/99 SF AR

                               D O D G E & C O X
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                                  Stock Fund

To Our Shareholders
--------------------------------------------------------------------------------

 The Dodge & Cox Stock Fund had a total return of 20.2% in 1999, compared to 21.1% for the Standard & Poor's 500 Index (S&P 500) for the same time period. Longer-term results for the Fund appear on page five of this report. At December 31, 1999 the Fund's $4.6 billion in assets were invested 94% in equities and 6% in cash equivalents.

 The Fund's net asset value per share finished the year at $100.52. The Fund paid income dividends of $1.48 per share and distributed net realized short and long-term capital gains of $6.70 per share during the year.

 These are extraordinary times for U.S. equity investors. The market average (as measured by the S&P 500) increased approximately 21% in value during 1999, marking its fifth consecutive year of greater than 20% annual gains. Similar to returns for 1998, the "market average" for 1999 was comprised of sectors and companies with dramatically dissimilar returns. Last year, returns for the technology sector (including communications) was an impressive 75%. Excluding that group from the "average," the S&P 500 would have returned a lackluster 3%.

 Current Valuation of the U.S. Equity Market

 In our view, it is no exaggeration to say that we are in the midst of the greatest growth stock boom we have ever experienced. This can be seen from a number of standpoints:

 . Valuation/1/: Absolute levels of valuation are far higher than any prior recorded period. For fifty years, from 1946 to 1996, the price-to-sales ratio of the S&P Industrial Index ranged between 0.4 times sales and 1.25 times sales. The average over the long term has been about 0.8 times sales; that is, on average, an equity investor pays about $0.80 for each $1.00 of a company's sales. The price-to-sales ratio for the Industrials is now 2.25 times sales, nearly twice the previous high. However, as we pointed out above, "averages" do not tell the whole story. Twenty-seven percent of the equity market, or $3.6 trillion of market capitalization, is in a group of 195 technology, communication and internet stocks, each selling for more than 7.0 times sales. The price-to-sales for this group in aggregate is (a breathtaking) 20.5 times! Looking back at another period which appears similar to the present, the "Nifty Fifty" era in the early 1970s, the top fifty stocks then sold at 5.0 times sales at their peak, with the highest value for a single company of 11.5 times sales.

 . Market capitalization of the high-valuation segment: Another view of the exuberance of investors for technology is to measure the size of the technology sector as a proportion of the market's total capitalization. There are always a number of companies--often smaller, fast-growing companies--which are priced at high valuations, reflecting investors' view of greatly superior growth potential. The striking aspect of the current equity market, however, is how large a proportion of the market these high-priced stocks represent. In 1995, the technology and communication sector represented 14% of the S&P 500. By December 1999, the percentage had doubled to nearly 30%.

 . Valuation "gap" between high and low-valuation sectors: Given the extraordinary valuations, it is not surprising that the premium of the high-priced over the low-priced sectors is the largest we have ever seen. In sharp contrast to the 20 times price-to-sales commanded by the high-value technology sector, a broad swath of the economic landscape is valued at a price-to-sales less than one times--more in line with the historical norm for the overall market. Contrary to what one might expect, this group is not made up of unattractive companies in dying industries with no growth prospects. This low-valuation group includes the entire energy, industrial commodity, electric utility and transportation sectors. Many of the companies in this segment are market leaders with solid profitability and reasonable, though not spectacular, growth prospects.

/1/ We use a price-to-sales ratio for this purpose, rather than the more commonly quoted price-to-earnings. This ratio measures a company's price relative to its sales revenues, rather than to reported earnings, and tends to be a more stable valuation measure over time.

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 Will the current investment boom in technology end?

 Some investors allege that we are in a "new paradigm" and that historical precedent and traditional valuation methods no longer apply. We disagree. We think four of the most dangerous words in investing are "this time is different." We offer two examples of previous periods of extreme investor enthusiasm for a particular economic sector.

 . Enthusiasm for personal computer companies dominated the last technology boom in the early 1980s. In its aftermath, many personal computer companies disappeared, and the entire technology sector underperformed the S&P 500 by 50% from 1983 to 1990.

 . At the end of 1980, the energy stocks had risen sharply, and the sector represented approximately 30% of the S&P 500. Oil prices at $40 per barrel and expectations for future price increases had propelled the group upwards. Yet at the same time, oil demand was dropping, as oil was used more efficiently and substitutes (such as coal) were used. Global supply came back into balance with global demand, and by the late 1980's the energy sector declined to be less than 10% of the S&P 500.

 The application of technology has led to enormous changes in the way we work and live. In the long term we expect the technology sector will continue to be one of the faster growing areas of the economy. We believe, however, that the current boom in technology investing will subside. Our reasons include:

 . Capital Allocation. The stock market is a large signaling device for the real economy, guiding the allocation of capital. Extremely high valuations indicate areas of substantial growth and attract both human and investment capital. Venture capital has soared from $4 billion invested annually in the mid-1990s to roughly $40 billion this past year. The IPO (initial public offering) market raised additional capital estimated at $60 to $70 billion, most of which was allocated to technology companies. Finally, established firms are investing large amounts of capital to compete in these growth areas. Eventually, as investment capital floods into an industry, return on capital (profitability) is eroded.

 . Technological Innovation. The irony is that, the more one believes that the internet is a profound once-in-a-lifetime change, the less an investor should be willing to pay, since the rapid rate and extreme degree of change creates instability and unpredictability. It becomes nearly impossible to forecast earnings and revenue growth, let alone to predict who the survivors will be over time! Some technology observers believe that the internet will make it more difficult to develop and sustain proprietary computer or communications products. If so, this would make forecasting even more difficult and erode profit margins further.

 . Economic Cycles. Technology spending is capital spending. The technology component of capital spending is growing rapidly. The increase in technology spending alone boosted the growth rate for the entire U.S. economy from 3.3% to 4.3% last year. Could technology capital spending peak in the next 12 to 24 months? We are not forecasting that, but it certainly is possible. The pace of technological innovation is so rapid that, from time to time, it can exceed the population's ability to assimilate it. Imagine what might happen to the valuation of $3.6 trillion of technology stocks, now priced at 20 times sales, if (or when) sales growth slows.

 Dodge & Cox's Response

 The elements of our investment approach are unchanged. Using a long-term (three to five year) investment horizon, we seek to identify and invest in high-quality business franchises with reasonable valuations. We now view approximately half of the equity market as unattractively priced. We become very cautious when investor exuberance causes wide valuation disparities in the equity market, and especially when the high-valuation segment grows increasingly concentrated in a single economic area. Avoiding the high-valuation area means we have the remaining half of the domestic equity market (plus some non-U.S. companies) as the universe from which to build a diversified portfolio.

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 Where are we finding investment value in the current market?

 . Industrial Commodities: Approximately 16% of the Fund is invested in a broad array of companies in the chemical, metals and forest products industries. We have selected companies which appear moderately valued and which we believe should show improving earnings in the coming years. A number of these holdings were among the Fund's strongest contributors to investment returns in 1999.

 . Energy: About 11% of the portfolio is invested in energy, also a sector which contributed positively to the Fund's 1999 results. In our view, global economic growth should drive rising demand for oil, gas and oil services. We believe the Fund's energy holdings offer the opportunity for growth of earnings and cash flow in the coming years. We view this industry as attractively valued in comparison with its growth prospects and also in relation to other investment alternatives.

 . Technology: After the preceding commentary about high valuations in the technology sector, it is important to state that roughly 15% of the Fund's holdings are in companies participating directly in the technology industry. We continue to push ourselves to find ways for the Fund to participate in technology opportunities at reasonable valuations. We have recently been trimming holdings in this area. (For additional description of our strategy in technology, see last quarter's shareholder letter.)

 . Electric Utilities and Real Estate Investment Trusts (REITs): While not a large weighting in the portfolio (5.7%), we have been increasing investment in equities offering stable to increasing cash flow and attractive yields, such as electric utilities and REITs. We view these holdings as defensive, and would expect their prices to be relatively less volatile, should valuations decline across the entire equity market.

 A Final Note

 At the outset of the Year 2000, we are struck by the enormous disparity of valuations within the equity market. We believe that equity investors are simultaneously faced with the opportunity for reasonable long-term returns, as well as substantial investment risk. Importantly, the success of our portfolio strategy does not depend on the decline of the high-valuation sector. That group rose to new highs by the end of 1999, and we had avoided investments in those areas, yet the Fund's annual return very nearly kept pace with the S&P 500, lagging it by less than one percent.

 On January 15, 2000, the New York Times announced on the front page: "Investing in the stock market for the long term, the strategy that has made the most sense and made the most money for people over the years, is all but dead." [italics ours] The article went on to say that last year "investors held stocks for just over eight months on average." In contrast, the Fund's turnover continues to be low. In 1999 turnover was 18%, which indicates an average holding period of about five years. In this environment, we believe our investment approach--stock selection with a long-term time horizon, emphasizing not only economic fundamentals but also low-to-reasonable stock price valuations--is especially attractive. Long-term investing is not dead at Dodge & Cox.

 W. Timothy Ryan retired from Dodge & Cox on December 31, 1999 after 36 years of employment. He served as a Trustee/Director of the Stock Fund for 27 years. Frank H. Roberts retired after ten years as an independent Trustee of the Stock Fund. We greatly appreciate their wise counsel and many years of hard work on behalf of the Fund, and we wish them well. We are pleased to welcome L. Dale Crandall, Executive Vice President & CFO, Kaiser Foundation Health Plan and Hospitals, as a new independent Trustee of the Dodge & Cox Funds.

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                                  Stock Fund

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 Our web site (www.dodgeandcox.com) provides additional information on the Fund as well as answers to frequently asked questions. Thank you for your confidence in the Dodge & Cox Stock Fund. As always, we welcome your comments and questions.

 For the Board of Trustees,

 /s/ Harry R. Hagey, Chairman        /s/ John A. Gunn, President
 ----------------------------        ---------------------------
 Harry R. Hagey, Chairman            John A. Gunn, President

 January 26, 2000

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                               D O D G E & C O X
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                                  Stock Fund

Objective      The Fund seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.

Strategy The Fund invests primarily in a broadly diversified and carefully selected portfolio of common stocks. In selecting investments, the Fund invests in companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies. Future earnings and dividends are major considerations in selecting companies. Companies are also selected with an emphasis on financial strength and sound economic background.

Ten Years of Investment Performance                     through December 31, 1999
---------------------------------------------------------------------------------

                          [LINE GRAPH APPEARS HERE]

                              Dodge & Cox                 S&P 500
                              Stock Fund                  Index
                              -----------                 ---------
1/1/1990                       $10,000                     $10,000
12/31/1990                     $ 9,493                     $ 9,688
12/31/1991                     $11,531                     $12,641
12/31/1992                     $12,782                     $13,602
12/31/1993                     $15,123                     $14,971
12/31/1994                     $15,900                     $15,165
12/31/1995                     $21,211                     $20,863
12/31/1996                     $25,938                     $25,651
12/31/1997                     $33,310                     $34,202
12/31/1998                     $35,096                     $43,973
12/31/1999                     $42,189                     $53,230


Average annual total return for periods ended December 31, 1999         1 Year   5 Years   10 Years   20 Years
--------------------------------------------------------------------------------------------------------------
 Dodge & Cox Stock Fund                                                 20.20%   21.55%     15.48%     17.08%
 S&P 500                                                                21.06    28.55      18.21      17.86

The chart covers the period from January 1, 1990 to December 31, 1999. It compares a $10,000 investment made in the Dodge & Cox Stock Fund to a $10,000 investment made in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices. The Fund's total returns include the reinvestment of dividend and capital gain distributions. Index returns include dividends and, unlike Fund returns, do not reflect fees and expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or a loss when shares are sold.

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                               D O D G E & C O X
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                                  Stock Fund

Fund Information                                               December 31, 1999
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                             $100.52
Total Net Assets (millions)                                           $ 4,625
1999 Expense Ratio                                                       0.55%
1999 Portfolio Turnover                                                    18%
30 Day SEC Yield/1/                                                      1.65%
Fund Inception Date                                                      1965

Investment Manager: Dodge & Cox, San Francisco. Managed by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 22 years.

Asset Allocation
--------------------------------------------------------------------------------
                           [PIE CHART APPEARS HERE]
Stocks:                                                                  94.3%
Short-Term Investments:                                                   5.7%

Stock Characteristics
--------------------------------------------------------------------------------
Number of Stocks                                                           77
Median Market Capitalization                                     $7.5 billion
Price-to-Earnings Ratio/2/                                               20.9x
Price-to-Book Value                                                       2.2x
Foreign Stocks/3/ (as percentage of Fund)                                    12%

Ten Largest Stock Holdings                                             % of Fund
--------------------------------------------------------------------------------
Alcoa                                                                     3.1
Dow Chemical                                                              2.7
Matsushita Ltd. ADR                                                       2.3
FDX Corp.                                                                 2.3
News Corp. Ltd. ADR                                                       2.3
Rio Tinto PLC ADR                                                         2.2
Citigroup                                                                 2.2
Golden West Financial                                                     2.2
Hewlett-Packard                                                           2.1
Sony ADR                                                                  2.1

Ten Largest Sectors                                                    % of Fund
--------------------------------------------------------------------------------
Energy                                                                   11.1
Electronics & Computer                                                   10.3
Insurance & Financial Services                                            7.5
Banking                                                                   7.0
Consumer Durables                                                         6.1
Transportation                                                            5.6
General Industrial                                                        5.6
Metals & Mining                                                           5.3
Healthcare & Pharmaceutical                                               4.9
Chemicals                                                                 4.8


/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ Price-to-earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
/3/  All U.S. dollar-denominated.

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
                   Portfolio of Investments                                                                December 31, 1999
                   ---------------------------------------------------------------------------------------------------------
                   SHARES                                                                                       MARKET VALUE
COMMON             CONSUMER: 19.0%
STOCKS:            CONSUMER DURABLES: 6.1%
92.0%                 1,300,200     General Motors Corp....................................................   $   94,508,288
                      1,041,300     Whirlpool Corp.........................................................       67,749,581
                      1,030,000     Ford Motor Co..........................................................       55,040,625
                      2,530,500     Delphi Automotive Systems Corp.........................................       39,855,375
                        800,000     Dana Corp..............................................................       23,950,000
                                                                                                              --------------
                                                                                                                 281,103,869

                   HEALTHCARE AND PHARMACEUTICAL: 4.9%
                      1,770,000     Pharmacia & Upjohn, Inc................................................       79,650,000
                        638,800     Bausch & Lomb, Inc.....................................................       43,717,875
                      1,565,000     Becton, Dickinson & Co.................................................       41,863,750
                        523,900     WellPoint Health Networks, Inc.,+......................................       34,544,656
                        910,000     First Health Group Corp.,+.............................................       24,456,250
                                                                                                              --------------
                                                                                                                 224,232,531

                   RETAIL AND DISTRIBUTION: 4.4%
                      8,818,000     Kmart Corp.,+..........................................................       88,731,125
                      2,133,150     Genuine Parts Co.......................................................       52,928,784
                      1,402,100     Nordstrom, Inc.........................................................       36,717,494
                      1,330,000     Dillard's, Inc. Class A................................................       26,849,375
                                                                                                              --------------
                                                                                                                 205,226,778

                   CONSUMER PRODUCTS: 2.4%
                      1,645,700     Fort James Corp........................................................       45,051,037
                      2,479,000     Mattel, Inc............................................................       32,536,875
                      1,213,300     Dole Food Co., Inc.....................................................       19,716,125
                        440,800     VF Corp................................................................       13,224,000
                                                                                                              --------------
                                                                                                                 110,528,037

                   MEDIA & LEISURE: 1.2%
                      2,325,100     R.R. Donnelley & Sons, Co..............................................       57,691,544
                                                                                                              --------------
                                                                                                                 878,782,759

                   INDUSTRIAL COMMODITIES: 15.8%
                   METALS AND MINING: 5.3%
                      1,704,400     Alcoa, Inc.............................................................      141,465,200
                      1,097,000     Rio Tinto PLC ADR......................................................      103,940,750
                                                                                                              --------------
                                                                                                                 245,405,950

                   CHEMICALS: 4.8%
                        918,300     Dow Chemical Co........................................................      122,707,838
                        876,700     Eastman Chemical Co....................................................       41,807,631
                        580,000     Union Carbide Corp.....................................................       38,715,000
                        370,000     Lubrizol Corp..........................................................       11,423,750
                        378,020     NOVA Chemicals Corp....................................................        7,300,511
                                                                                                              --------------
                                                                                                                 221,954,730

                   PAPER AND FOREST PRODUCTS: 4.5%
                      1,192,900     Weyerhaeuser Co........................................................       85,665,131
                      1,266,400     Champion International Corp............................................       78,437,650
                        718,600     Boise Cascade Corp.....................................................       29,103,300
                        320,200     International Paper Co.................................................       18,071,288
                                                                                                              --------------
                                                                                                                 211,277,369

                See accompanying Notes to Financial Statements
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                               D O D G E & C O X
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
                   Portfolio of Investments                                                                December 31, 1999
                   ---------------------------------------------------------------------------------------------------------
                   SHARES                                                                                       MARKET VALUE
COMMON             GENERAL MANUFACTURING: 1.2%
STOCKS:               4,441,000     Archer Daniels Midland Co..............................................   $   54,124,687
(Continued)                                                                                                   --------------
                                                                                                                 732,762,736
                   FINANCE: 15.6%
                   INSURANCE AND FINANCIAL SERVICES: 7.5%
                      1,846,700     Citigroup, Inc.........................................................      102,607,269
                      1,183,200     Loews Corp.............................................................       71,805,450
                      2,022,850     The St. Paul Cos., Inc.................................................       68,144,759
                        408,200     American Express Co....................................................       67,863,250
                        620,000     Chubb Corp.............................................................       34,913,750
                                                                                                              --------------
                                                                                                                 345,334,478

                   BANKING: 7.0%
                      2,995,200     Golden West Financial Corp.............................................      100,339,200
                      1,950,000     Bank One Corp..........................................................       62,521,875
                      1,480,400     Wells Fargo & Co.......................................................       59,863,675
                        998,121     Bank of America Corp...................................................       50,093,198
                        689,650     Republic New York Corp.................................................       49,654,800
                                                                                                              --------------
                                                                                                                 322,472,748

                   REAL ESTATE INVESTMENT TRUST: 1.1%
                        805,000     Equity Residential Properties Trust....................................       34,363,437
                        738,100     Equity Office Properties Trust.........................................       18,175,713
                                                                                                              --------------
                                                                                                                  52,539,150
                                                                                                              --------------
                                                                                                                 720,346,376

                   TECHNOLOGY: 14.7%
                   ELECTRONICS & COMPUTER: 10.3%
                        857,400     Hewlett-Packard Co.....................................................       97,690,012
                        566,600     Motorola, Inc..........................................................       83,431,850
                      1,122,700     Electronic Data Systems................................................       75,150,731
                      1,540,500     NCR Corp.,+............................................................       58,346,438
                      1,940,000     Xerox Corp.............................................................       44,013,750
                        981,400     National Semiconductor Corp.,+.........................................       42,016,188
                      2,585,000     Thermo Electron Corp.,+................................................       38,775,000
                      1,962,400     Storage Technology Corp.,+.............................................       36,181,750
                                                                                                              --------------
                                                                                                                 475,605,719
                   CONSUMER ELECTRONICS: 4.4%
                        389,400     Matsushita Electric Industrial Co., Ltd. ADR...........................      108,642,600
                        334,500     Sony Corp. ADR.........................................................       95,248,875
                                                                                                              --------------
                                                                                                                 203,891,475
                                                                                                              --------------
                                                                                                                 679,497,194

                   ENERGY: 11.1%
                      3,245,200     Occidental Petroleum Corp..............................................       70,177,450
                      2,029,700     Unocal Corp............................................................       68,121,806
                      1,177,700     Amerada Hess Corp......................................................       66,834,475
                      1,361,000     Phillips Petroleum Co..................................................       63,967,000
                        715,000     Chevron Corp...........................................................       61,936,875
                      3,804,624     Union Pacific Resources Group, Inc.....................................       48,508,956

                See accompanying Notes to Financial Statements
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                               D O D G E & C O X
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                                  Stock Fund

                   Portfolio of Investments                                                                December 31, 1999
                   ---------------------------------------------------------------------------------------------------------
                   SHARES                                                                                       MARKET VALUE
COMMON             ENERGY (continued)
STOCKS:               2,251,700     Baker Hughes, Inc......................................................   $   47,426,431
(Continued)             774,000     Royal Dutch Petroleum Co...............................................       46,778,625
                        610,000     Schlumberger Ltd.......................................................       34,312,500
                        118,096     Transocean Sedco Forex, Inc............................................        3,978,359
                                                                                                              --------------
                                                                                                                 512,042,477
                   TRANSPORTATION: 5.6%
                      2,626,800     FDX Corp.,+............................................................      107,534,625
                      2,116,100     Union Pacific Corp.....................................................       92,314,862
                      2,733,000     Canadian Pacific Ltd...................................................       58,930,313
                                                                                                              --------------
                                                                                                                 258,779,800
                   GENERAL INDUSTRIAL: 5.6%
                      1,793,600     Deere & Co.............................................................       77,797,400
                      2,870,600     Lockheed Martin Corp...................................................       62,794,375
                      1,350,000     Fluor Corp.............................................................       61,931,250
                        970,000     Caterpillar, Inc.......................................................       45,650,625
                        775,300     Unova, Inc.,+..........................................................       10,078,900
                                                                                                              --------------
                                                                                                                 258,252,550
                   ELECTRIC AND GAS UTILITIES: 4.6%
                      2,471,000     Central & South West Corp..............................................       49,420,000
                      1,123,000     FPL Group, Inc.........................................................       48,078,438
                      1,230,000     Texas Utilities Co.....................................................       43,741,875
                      1,285,000     Ameren Corp............................................................       42,083,750
                      1,494,600     Wisconsin Energy Corp..................................................       28,771,050
                                                                                                              --------------
                                                                                                                 212,095,113
                                                                                                              --------------
                                       Total Common Stocks (Cost $3,269,315,578)...........................    4,252,559,005
                                                                                                              --------------

PREFERRED          CONSUMER: 2.3%
STOCKS:               3,190,000     News Corp. Ltd., Limited Voting Ordinary Shares ADR....................      106,665,625
2.3%                                                                                                          --------------
                                       Total Preferred Stocks (Cost $56,955,711)...........................      106,665,625
                                                                                                              --------------


                   PAR VALUE

SHORT-TERM         $ 59,787,606     SSgA Prime Money Market Fund...........................................       59,787,606
INVESTMENTS:         40,000,000     SSgA United States Treasury Money Market Fund..........................       40,000,000
6.1%                133,000,000     State Street Repurchase Agreement, 2.50%, dated 12/31/99 due
                                    1/3/2000, (collateralized by U.S. Treasury Notes, value $135,670,281)..      133,000,000
                     50,000,000     U.S. Treasury Bills, 2/17/2000.........................................       49,668,715
                                                                                                              --------------
                                       Total Short-Term Investments (Cost $282,456,321)....................      282,456,321
                                                                                                              --------------

                   TOTAL INVESTMENTS (Cost $3,608,727,610)....................   100.4 %                       4,641,680,951
                   OTHER ASSETS LESS LIABILITIES..............................    (0.4)%                         (17,142,855)
                                                                                ------                        --------------
                   TOTAL NET ASSETS...........................................   100.0 %                      $4,624,538,096
                                                                                ======                        ==============

                   + Non-income producing securities

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                      9

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Stock Fund

                              Statement of Assets and Liabilities                                          December 31, 1999
                              ----------------------------------------------------------------------------------------------
                              ASSETS:
                              Investments, at market value (identified cost $3,608,727,610)...............    $4,641,680,951
                              Receivable for Fund shares sold.............................................         3,129,602
                              Dividends and interest receivable...........................................         8,197,613
                              Prepaid expenses............................................................            46,253
                                                                                                              --------------
                                                                                                               4,653,054,419
                                                                                                              --------------
                              LIABILITIES:
                              Payable for Fund shares redeemed............................................        26,130,553
                              Management fees payable.....................................................         1,919,713
                              Accounts payable............................................................           466,057
                                                                                                              --------------
                                                                                                                  28,516,323
                                                                                                              --------------
                              NET ASSETS..................................................................    $4,624,538,096
Net asset value                                                                                               ==============
per share $100.52
                              NET ASSETS CONSIST OF:
Beneficial                    Paid in capital.............................................................    $3,369,690,433
shares outstanding            Accumulated undistributed net investment income.............................         1,584,302
46,005,060                    Accumulated undistributed net realized gain on investments..................       220,310,020
(par value $0.01 each,        Net unrealized appreciation on investments..................................     1,032,953,341
unlimited shares                                                                                              --------------
authorized)                                                                                                   $4,624,538,096
                                                                                                              ==============

                              Statement of Operations                                           Year Ended December 31, 1999
                              ----------------------------------------------------------------------------------------------
                              INVESTMENT INCOME:
                              Dividends (net of foreign taxes of $722,197)................................    $   80,982,966
                              Interest....................................................................         8,594,002
                                                                                                              --------------
                                                                                                                  89,576,968
                                                                                                              --------------
                              EXPENSES:
                              Management fees (Note 2)....................................................        22,300,846
                              Custodian and fund accounting fees..........................................           185,618
                              Transfer agent fees.........................................................         1,308,120
                              Professional fees...........................................................            47,064
                              Shareholder reports.........................................................           264,378
                              Registration fees...........................................................           175,561
                              Trustees' fees (Note 2).....................................................            18,500
                              Miscellaneous...............................................................            68,564
                                                                                                              --------------
                                                                                                                  24,368,651
                                                                                                              --------------
                              NET INVESTMENT INCOME.......................................................        65,208,317
                                                                                                              --------------
                              REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
                                Net realized gain on investments..........................................       457,870,396
                                Net unrealized appreciation on investments................................       275,141,142
                                                                                                              --------------
                                  Net realized and unrealized gain on investments.........................       733,011,538
                                                                                                              --------------
                              NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................    $  798,219,855
                                                                                                              ==============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                     10

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Stock Fund


            Statement of Changes in Net Assets                                                            Year Ended December 31,
            ---------------------------------------------------------------------------------------------------------------------
                                                                                                   1999                      1998
            OPERATIONS:
            Net investment income..................................................     $    65,208,317            $    72,453,125
            Net realized gain......................................................         457,870,396                324,308,314
            Net unrealized appreciation (depreciation).............................         275,141,142               (188,133,334)
                                                                                        ---------------            ---------------
            Net increase in net assets from operations.............................         798,219,855                208,628,105
                                                                                        ---------------            ---------------

            DISTRIBUTIONS TO SHAREHOLDERS FROM:
            Net investment income..................................................         (64,603,851)               (71,742,283)
            Net realized gain......................................................        (294,628,812)              (337,213,581)
                                                                                        ---------------            ---------------
            Total distributions....................................................        (359,232,663)              (408,955,864)
                                                                                        ---------------            ---------------

            BENEFICIAL SHARE TRANSACTIONS:
            Amounts received from sale of shares...................................         924,118,464              1,255,961,170
            Net asset value of shares issued in reinvestment of distributions......         338,281,245                373,646,356
            Amounts paid for shares redeemed.......................................      (1,432,143,224)            (1,160,943,436)
                                                                                        ---------------            ---------------
            Net increase (decrease) from beneficial share
            transactions...........................................................        (169,743,515)               468,664,090
                                                                                        ---------------            ---------------
            Total increase in net assets...........................................         269,243,677                268,336,331

            NET ASSETS:
            Beginning of year......................................................       4,355,294,419              4,086,958,088
                                                                                        ---------------            ---------------
            End of year (including undistributed net investment
            income of $1,584,302 and $979,836, respectively).......................     $ 4,624,538,096            $ 4,355,294,419
                                                                                        ===============            ===============

            Shares sold............................................................           9,114,742                 13,018,690
            Shares issued in reinvestment of distributions.........................           3,434,611                  4,028,923
            Shares redeemed........................................................         (14,561,028)               (12,248,020)
                                                                                        ---------------            ---------------
            Net increase (decrease) in shares outstanding..........................          (2,011,675)                 4,799,593
                                                                                        ===============            ===============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Stock Fund

       Notes to Financial Statements
       -------------------------------------------------------------------------

1 Dodge & Cox Stock Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

       The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other expenses of the Fund exceed 3/4 of 1% of the average daily net asset value for the year. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

3 For the year ended December 31, 1999, purchases and sales of securities, other than short-term securities, aggregated $753,278,507 and $1,354,333,611, respectively. At December 31, 1999, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $1,032,953,341, of which $1,347,645,366 represented appreciated securities and $314,692,025 represented depreciated securities.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                     12

                               D O D G E & C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Stock Fund


Financial Highlights
----------------------------------------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each year)

Year Ended December 31,                                                1999     1998     1997     1996     1995
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $ 90.70   $94.57   $79.81   $67.83   $53.94

Income from investment operations:
   Net investment income                                                1.49     1.57     1.48     1.28     1.27
   Net realized and unrealized gain                                    16.51     3.54    20.86    13.67    16.54
                                                                     -------------------------------------------
   Total from investment operations                                    18.00     5.11    22.34    14.95    17.81
                                                                     -------------------------------------------

Distributions to shareholders from:
   Net investment income                                               (1.48)   (1.56)   (1.49)   (1.29)   (1.26)
   Net realized gain                                                   (6.70)   (7.42)   (6.09)   (1.68)   (2.66)
                                                                     -------------------------------------------
   Total distributions                                                 (8.18)   (8.98)   (7.58)   (2.97)   (3.92)
                                                                     -------------------------------------------
Net asset value, end of year                                         $100.52   $90.70   $94.57   $79.81   $67.83
                                                                     ===========================================
Total return                                                           20.20%    5.39%   28.41%   22.26%   33.38%

Ratios/Supplemental data:
   Net assets, end of year (millions)                                $ 4,625   $4,355   $4,087   $2,252   $1,228
   Ratio of expenses to average net assets                               .55%     .57%     .57%     .59%     .60%
   Ratio of net investment income to average net assets                 1.46%    1.63%    1.67%    1.79%    2.07%
   Portfolio turnover rate                                                18%      19%      19%      10%      13%

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                               D O D G E & C O X
--------------------------------------------------------------------------------
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                                  Stock Fund

             Report of Independent Accountants
             -------------------------------------------------------------------

             To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Stock Fund

             In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Stock Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


             PricewaterhouseCoopers LLP
             San Francisco, California

             January 26, 2000

             -------------------------------------------------------------------
             Special 1999 Tax Information (unaudited)

             The following information is provided pursuant to provisions of the Internal Revenue Code:

             The Fund hereby designates $263,705,084 of its distributions paid to shareholders in 1999 as capital gain dividends (treated for Federal income tax purposes in the hands of shareholders as long-term capital gain taxable at a maximum rate of 20%).

             For shareholders that are corporations, the Fund hereby designates 77% of its ordinary dividends paid to shareholders in 1999 as dividends from domestic corporations eligible for the corporate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduction.

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                                     14
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                               D O D G E & C O X
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                                  Stock Fund

Officers & Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
Executive Vice President & CFO, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

D O D G E & C O X                                             D O D G E & C O X
-----------------                                             -----------------
  Balanced Fund

                                                                Balanced Fund
Investment Manager                                            Established 1931
    Dodge & Cox
One Sansome Street                                            -----------------
     35th Floor
   San Francisco,                                             -----------------
California 94104-4443
  (415) 981-1710

For Fund literature and
  information, please
    visit the Funds'
      web site at:

  www.dodgeandcox.com

   or write or call:

   Dodge & Cox Funds
 c/o Boston Financial
     Data Services
     P.O. Box 9051
       Boston,
Massachusetts 02205-9051

     (800) 621-3979
    -----------------

 This report is submitted
for the general information
of the shareholders of the                                    69th Annual Report
 Fund. The report is not                                      December 31, 1999
authorized for distribution
 to prospective investors
 in the Fund unless it is
 accompanied by a current                                     -----------------
        prospectus.                                           -----------------
    -----------------                                         -----------------


12/99 BF AR
Printed on recycled paper.

                              D O D G E  &  C O X
------------------------------------------------------------------------------
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                 Balanced Fund


To Our Shareholders
-------------------------------------------------------------------------------
The Dodge & Cox Balanced Fund provided a total return of 12.1% during 1999, compared to 12.0% for the Combined Index/1/ for the same time period. Longer-term results for the Fund appear on page five of this report. At December 31, 1999 the Fund's total net assets of $5.1 billion were invested 60.7% in equities, 36.6% in fixed-income securities and 2.7% in cash equivalents.

The Fund's net asset value per share finished the year at $65.71. The Fund paid income dividends of $2.22 per share and distributed net realized short and long-term capital gains of $4.98 per share during the year.

Current Valuation of the U.S. Equity Market

These are extraordinary times for U.S. equity investors. The market average (as measured by the S&P 500) returned 21% during 1999, marking its fifth consecutive year of greater than 20% annual gains. Similar to returns for 1998, the "average" for 1999 was comprised of sectors and companies with dramatically dissimilar returns. Last year, returns for the technology sector (including communications) was an impressive 75%. Excluding that group from the "average," the S&P 500 would have returned a lackluster 3%.

In our view, it is no exaggeration to say that we are in the midst of the greatest growth stock boom we have ever experienced. This can be seen from a number of standpoints:

 . Valuation/2/: Absolute levels of valuation are far higher than any prior recorded period. For fifty years, from 1946 to 1996, the price-to-sales ratio of the S&P Industrial Index ranged between 0.4 times sales and
  1.25 times sales. The long-term average has been about 0.8 times sales. The price-to-sales ratio for the Industrials is now 2.25 times sales, nearly twice the previous high. However, as we pointed out above, "averages" do not tell the whole story. Twenty-seven percent of the equity market, or $3.6 trillion of market capitalization, is in a group of 195 technology, communication and internet stocks, each selling for more than 7.0 times sales. The price-to-sales for this group in aggregate is (a breathtaking)
  20.5 times! Looking back at another period which appears similar to the present, the "Nifty Fifty" era in the early 1970s, the top fifty stocks then sold at 5.0 times sales at their peak, with the highest value for a single company of 11.5 times sales.

 . Market capitalization of the high-valuation segment: Another view of the exuberance of investors for technology is to measure the size of the technology sector as a proportion of the market's total capitalization. There are always a number of companies--often smaller, fast-growing companies--which are priced at high valuations, reflecting investors' view of greatly superior growth potential. The striking aspect of the current equity market, however, is how large a proportion of the market these high-priced stocks represent. In 1995, the technology and communication sector represented 14% of the S&P 500. By December 1999, the percentage had doubled to nearly 30%.

 . Valuation "gap" between high and low-valuation sectors: Given the extraordinary valuations, it is not surprising that the premium of the high-priced over the low-priced sectors is the largest we have ever seen. In sharp contrast to the 20 times price-to-sales commanded by the high-value technology sector, a broad swath of the economic landscape is valued at a price-to-sales less than one times--more in line with the historical norm for the overall market. Contrary to what one might expect, this group is not made up of unattractive companies

/1/ The Combined Index reflects an unmanaged portfolio of 60% Standard & Poor's 500 Index (S&P 500) and 40% Lehman Brothers Aggregate Bond Index
(LBAG).

/2/ We use a price-to-sales ratio for this purpose, rather than the more commonly quoted price-to-earnings. This ratio measures a company's price relative to its sales revenues, rather than to reported earnings, and tends to be a more stable valuation measure over time.

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                                       1

                              D O D G E  &  C O X
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                                 Balanced Fund


--------------------------------------------------------------------------------
  in dying industries with no growth prospects. This low-valuation group includes the entire energy, industrial commodity, electric utility and transportation sectors. Many of the companies in this segment are market leaders with solid profitability and reasonable, though not spectacular, growth prospects.

Will the current investment boom in technology end?

Some investors allege that we are in a "new paradigm" and that historical precedent and traditional valuation methods no longer apply. We disagree. We think four of the most dangerous words in investing are "this time is different." We offer an example of a previous period of extreme investor enthusiasm for a particular economic sector. Enthusiasm for personal computer companies dominated the last technology boom in the early 1980s. In its aftermath, many personal computer companies disappeared, and the entire technology sector underperformed the S&P 500 by 50% from 1983 to 1990.

The application of technology has led to enormous changes in the way we work and live. In the long term we expect the technology sector will continue to be one of the faster growing areas of the economy. We believe, however, that the current boom in technology investing will subside. Our reasons include:

 . Capital Allocation. Extremely high valuations indicate areas of substantial growth and attract both human and investment capital. Venture capital has soared from $4 billion invested annually in the mid-1990s to roughly $40 billion this past year. The IPO (initial public offering) market raised additional capital estimated at $60 to $70 billion, most of which was allocated to technology companies. Finally, established firms are investing large amounts of capital to compete in these growth areas. Eventually, as investment capital floods into an industry, return on capital (profitability) is eroded.

 . Technological Innovation. The irony is that, the more one believes that the internet is a profound once-in-a-lifetime change, the less you as an investor should be willing to pay, since the rapid rate and extreme degree of change creates instability and unpredictability. It becomes nearly impossible to forecast earnings and revenue growth, let alone to predict who the survivors will be over time! Some technology observers believe that the internet will make it more difficult to develop and sustain proprietary computer or communications products. If so, this would make forecasting even more difficult and erode profit margins further.

 . Economic Cycles. Technology spending is capital spending. The technology component of capital spending is growing rapidly. The increase in technology spending alone boosted the growth rate for the entire U.S. economy from 3.3% to 4.3% last year. Could technology capital spending peak in the next 12 to 24 months? We are not forecasting that, but it certainly is possible. The pace of technological innovation is so rapid that, from time to time, it can exceed the population's ability to assimilate it. Imagine what might happen to the valuation of $3.6 trillion of technology stocks, now priced at 20 times sales, if (or when) sales growth slows.

Dodge & Cox's Response

The elements of our investment approach are unchanged. Using a long-term (three to five year) investment horizon, we seek to identify and invest in high-quality business franchises with reasonable valuations. We now view approximately half of the equity market as unattractively priced. We become very cautious when investor exuberance causes wide valuation disparities in the equity market, and especially when the high-valuation segment grows increasingly concentrated in a single economic area. Avoiding the high-valuation area means we have the remaining half of the domestic equity market (plus some non-U.S. companies) as the universe from which to build a diversified portfolio.

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                                       2

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund


--------------------------------------------------------------------------------
Where are we finding investment value in the current market?

 . Industrial Commodities: Approximately 16% of the Fund's equity portfolio is invested in a broad array of companies in the chemical, metals and forest products industries. We have selected companies which appear moderately valued and which we believe should show improving earnings in the coming years. A number of these holdings were among the Fund's strongest contributors to investment returns in 1999.

 . Energy: About 12% of the equity portfolio is invested in energy, also a sector which contributed positively to the Fund's 1999 results. In our view, global economic growth should drive rising demand for oil, gas and oil services. We believe the Fund's energy holdings offer the opportunity for growth of earnings and cash flow in the coming years. We view this industry as attractively valued in comparison with its growth prospects and also in relation to other investment alternatives.

 . Technology: After the preceding commentary about high valuations in the technology sector, it is important to state that roughly 16% of the Fund's equity holdings are in companies participating directly in the technology industry. We continue to push ourselves to find ways for the Fund to participate in technology opportunities at reasonable valuations. We have recently been trimming holdings in this area. (For additional description of our strategy in technology, see last quarter's shareholder letter.)

A Difficult Year for Fixed Income

U.S. Treasury yields rose significantly during 1999, fueled by strong economic growth, market fears of growing inflation, and a restrictive Federal Reserve Board. The yield on the benchmark thirty-year U.S. Treasury rose from 5.09% to 6.48%, or 139 basis points (1 basis point = 1/100 of 1%). Gross Domestic Product (GDP) grew at a 5.7% annualized rate during the first three quarters of 1999, compared to 4.3% growth in 1998. Inflation also rose, with the consumer price index (CPI) posting a 2.7% increase in 1999, versus a 1.6% increase in 1998. Citing persistent economic growth, tight labor markets and concerns about future inflation, the Federal Open Market Committee raised its target for the Federal Funds rate three times in 1999.

The Lehman Brothers Aggregate Bond Index (LBAG) had a total return of -0.8%. U.S. Treasury yields underperformed other broad sectors due to a relatively larger increase in Treasury yields. For example, the Lehman Brothers Long Treasury Index returned -8.7% for the year while the Lehman Brothers Long Corporate Index returned -5.8%. The Lehman Mortgage-Backed Security Index had the best performance, responding positively to the rising rate environment and returning +1.9% for the year versus the Lehman Intermediate Treasury Index at +0.4%.

The fixed-income portion of the Fund performed essentially in line with the LBAG in 1999. The portfolio, however, is different from the LBAG in several ways. Overweight positions in the corporate (including asset-backed securities) and mortgage-backed sectors contributed positively to performance. Though the yield premiums of these sectors have declined somewhat from their peaks, we believe they continue to offer attractive long-term total return potential relative to U.S. Treasury alternatives.

During 1999, we gradually increased the Fund's positions in ten and thirty-year Treasury Inflation Protected Securities (TIPS). Beginning with an initial 2.0% position in January 1999, we brought the position to 7.3% of the fixed-income portion of the Fund by year end. While these securities benefited from an increase in the CPI rate during 1999, their prices declined due to a rise in the real (inflation-adjusted) interest rate during the year. Though these securities detracted from performance during 1999, we continue to believe they are attractive long-term investments due to their high real interest rate of 4.3% and the inflation protection they provide.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund


--------------------------------------------------------------------------------
A Final Note

We believe a balanced approach, using reasonably priced equities and high-quality bonds, is a sound long-term investment strategy. At the outset of the Year 2000, we are struck by the enormous disparity of valuations within the equity market. We believe that equity investors are simultaneously faced with the opportunity for reasonable long-term returns, as well as substantial investment risk. Importantly, the success of our equity strategy does not depend on the decline of the high-valuation sector. In the fixed-income portion of the Fund we will continue to pursue our strategy of high-average quality and diversification, while striving to attain a higher-than-market yield. We also continue to emphasize those issuers whose long-term total return potential, in our view, is underestimated by the market.

On January 15, 2000, the New York Times announced on the front page: "Investing in the stock market for the long term, the strategy that has made the most sense and made the most money for people over the years, is all but dead." [italics ours] The article went on to say that last year "investors held stocks for just over eight months on average." In contrast, the Fund's turnover continues to be low. In 1999 turnover was 17%, which indicates an average holding period of about five years. In this environment, we believe our investment approach--security selection with a long-term time horizon, emphasizing not only economic fundamentals but also low-to-reasonable valuations--is especially attractive. Long-term investing is not dead at Dodge & Cox.

W. Timothy Ryan retired from Dodge & Cox on December 31, 1999 after 36 years of employment. He served as a Trustee and/or officer of the Balanced Fund for 33 years. Frank H. Roberts retired after ten years as an independent Trustee of the Balanced Fund. We greatly appreciate their wise counsel and many years of hard work on behalf of the Fund, and wish them well. We are pleased to welcome
L. Dale Crandall, Executive Vice President & CFO, Kaiser Foundation Health Plan and Hospitals, as a new independent Trustee of the Dodge & Cox Funds.

Our web site (www.dodgeandcox.com) provides additional information on the Fund as well as answers to frequently asked questions. Thank you for your confidence in the Dodge & Cox Balanced Fund. As always, we welcome your comments and questions.

                                     For the Board of Trustees,

                                     /s/ Harry R. Hagey
                                     ---------------------------------
January 26, 2000                     Harry R. Hagey, Chairman

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                                       4

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund


Objective  The Fund seeks regular income, conservation of principal and an op-
           portunity for long-term growth of principal and income.

Strategy The Fund invests in a diversified portfolio of common stocks, pre-ferred stocks and bonds.

           Stocks: The Fund invests in well-established companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies. The Fund will hold no more than 75% of its total assets in stocks.

           Bonds: Dodge & Cox constructs a diversified portfolio of high-qual-ity bonds, while striving to maintain the fixed-income yield higher than that of the broad bond market. Fixed-income investments in-clude investment-grade: U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and others.

Ten Years of Investment Performance                                                           through December 31, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                 [LINE GRAPH APPEARS HERE]

                                                                          Combined       Dodge & Cox
                                           S&P 500 Index    LBAG Index    Index          Balanced Fund
                                           -------------    ----------    -----------    -------------
 1/1/1990                                  $10,000           $10,000      $10,000        $10,000
12/31/1990                                 $ 9,688           $10,896      $10,181        $10,092
12/31/1991                                 $12,641           $12,640      $12,703        $12,184
12/31/1992                                 $13,602           $13,578      $13,665        $13,473
12/31/1993                                 $14,971           $14,902      $15,031        $15,625
12/31/1994                                 $15,165           $14,466      $14,980        $15,936
12/31/1995                                 $20,863           $17,140      $19,418        $20,400
12/31/1996                                 $25,651           $17,760      $22,322        $23,407
12/31/1997                                 $34,202           $19,479      $27,594        $28,372
12/31/1998                                 $43,973           $21,169      $33,389        $30,274
12/31/1999                                 $53,230           $20,993      $37,397        $33,919

Average annual total return for periods ended December 31, 1999                   1 Year   5 Years  10 Years  20 Years
----------------------------------------------------------------------------------------------------------------------
Dodge & Cox Balanced Fund                                                          12.06%    16.31%   12.99%    14.25%
Combined Index                                                                     12.00     20.09    14.10     14.97
S&P 500                                                                            21.06     28.55    18.21     17.86
Lehman Brothers Aggregate Bond Index (LBAG)                                        -0.83      7.73     7.70     10.04

The chart covers the period from January 1, 1990 to December 31, 1999. It com-pares a $10,000 investment made in the Dodge & Cox Balanced Fund to $10,000 in-vestments made in the S&P 500, the LBAG and the Combined Index. The S&P 500 and LBAG are widely recognized, unmanaged indices of common stock and U.S. dollar-denominated, investment-grade fixed-income securities, respectively. The Com-bined Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the LBAG. The Fund may, however, invest up to 75% of its total assets in stocks. The Fund's total returns include the reinvestment of dividend and capi-tal gain distributions. Index returns include dividends and/or interest income, and unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

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                                       5

                              D O D G E  &  C O X
------------------------------------------------------------------------------
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                 Balanced Fund

Fund Information                                            December 31, 1999
-----------------------------------------------------------------------------
General Information
-----------------------------------------------------------------------------
Net Asset Value Per Share                                              $65.71
Total Net Assets (millions)                                            $5,138
30 Day SEC Yield/1/                                                     3.59%
1999 Expense Ratio                                                      0.53%
1999 Portfolio Turnover                                                   17%
Fund Inception Date                                                      1931

Investment Manager: Dodge & Cox, San Francisco. Managed by the
Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 22 years, and by the Fixed-Income Strategy Committee, whose ten members' average tenure is 12 years.

Asset Allocation
-----------------------------------------------------------------------------
                          [PIE CHART APPEARS HERE]
Bonds:                                                                  36.6%
Stocks:                                                                 60.7%
Short-Term investments:                                                  2.7%

Stock Portfolio (60.7% of Fund)
-----------------------------------------------------------------------------
Number of Stocks                                                           77
Median Market Capitalization                                     $7.5 billion
Price-to-Earnings Ratio/2/                                              20.8x
Price-to-Book Value Ratio                                                2.2x
Foreign Stocks/3/ (as percentage of Fund)                                  8%

Five Largest Sectors                                                % of Fund
-----------------------------------------------------------------------------
Energy                                                                    7.1
Electronics & Computer                                                    6.7
Insurance & Financial Services                                            4.8
Banking                                                                   4.4
Consumer Durables                                                         3.9

Ten Largest Stock Holdings                                          % of Fund
-----------------------------------------------------------------------------
Alcoa                                                                     2.0
Dow Chemical                                                              1.6
News Corp. Ltd. ADR                                                       1.6
FDX Corp.                                                                 1.6
Rio Tinto PLC ADR                                                         1.5
Matsushita Ltd. ADR                                                       1.4
Hewlett-Packard                                                           1.4
Golden West Financial                                                     1.4
Union Pacific                                                             1.3
Sony ADR                                                                  1.3

Bond Portfolio (36.6% of Fund)
-----------------------------------------------------------------------------
Number of Bonds                                                           130
Average Quality                                                            AA
Average Maturity                                                   10.9 years
Effective Duration                                                 4.48 years

Moody's/Standard & Poor's Quality Ratings                           % of Fund
-----------------------------------------------------------------------------
U.S. Government & Government Agencies                                    21.1
Aaa/AAA                                                                   1.8
Aa/AA                                                                     0.1
A/A                                                                       7.8
Baa/BBB                                                                   5.8

Sector Breakdown                                                    % of Fund
-----------------------------------------------------------------------------
U.S. Treasury and Government Agency                                       6.9
Federal Agency CMO and REMIC+                                             8.8
Federal Agency Mortgage Pass-Through                                      5.4
Asset-Backed                                                              1.4
Corporate                                                                11.9
Foreign (U.S. dollar-denominated)                                         2.2

       +Collateralized Mortgage Obligation and
        Real Estate Mortgage Investment Conduit


/1/ An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.
/2/ Price-to-earnings ratio is calculated using trailing 12-month earnings and excludes extraordinary items.
/3/ All U.S. dollar-denominated.

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                                       6

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

           Portfolio of Investments                                                                   December 31, 1999
           ------------------------------------------------------------------------------------------------------------
              SHARES                                                                                       MARKET VALUE
COMMON     CONSUMER: 12.5%
STOCKS:    CONSUMER DURABLES: 3.9%
59.1%        926,200 General Motors Corp. ..............................................................   $ 67,323,163
             784,500 Whirlpool Corp. ...................................................................     51,041,531
             660,000 Ford Motor Co. ....................................................................     35,268,750
           1,871,400 Delphi Automotive Systems Corp. ...................................................     29,474,550
             600,000 Dana Corp. ........................................................................     17,962,500
                                                                                                           ------------
                                                                                                            201,070,494
           HEALTHCARE AND PHARMACEUTICAL: 3.1%
           1,105,000 Pharmacia & Upjohn, Inc. ..........................................................     49,725,000
           1,313,000 Becton, Dickinson & Co. ...........................................................     35,122,750
             455,700 Bausch & Lomb, Inc. ...............................................................     31,186,969
             369,400 WellPoint Health Networks, Inc.,+ .................................................     24,357,312
             745,000 First Health Group Corp.,+ ........................................................     20,021,875
                                                                                                           ------------
                                                                                                            160,413,906
           RETAIL AND DISTRIBUTION: 3.1%
           6,412,000 Kmart Corp.,+ .....................................................................     64,520,750
           1,549,700 Genuine Parts Co. .................................................................     38,451,931
           1,162,600 Nordstrom, Inc. ...................................................................     30,445,587
           1,165,000 Dillard's, Inc. Class A ...........................................................     23,518,438
                                                                                                           ------------
                                                                                                            156,936,706
           CONSUMER PRODUCTS: 1.6%
           1,253,300 Fort James Corp. ..................................................................     34,309,088
           1,767,000 Mattel, Inc. ......................................................................     23,191,875
             889,100 Dole Food Co., Inc. ...............................................................     14,447,875
             290,100 VF Corp. ..........................................................................      8,703,000
                                                                                                           ------------
                                                                                                             80,651,838
           MEDIA AND LEISURE: 0.8%
           1,728,300 R.R. Donnelley & Sons Co. .........................................................     42,883,444
                                                                                                           ------------
                                                                                                            641,956,388
           INDUSTRIAL COMMODITIES: 10.0%
           METALS AND MINING: 3.5%
           1,217,000 Alcoa, Inc. .......................................................................    101,011,000
             807,200 Rio Tinto PLC ADR .................................................................     76,482,200
                                                                                                           ------------
                                                                                                            177,493,200
           CHEMICALS: 3.1%
             632,300 Dow Chemical Co. ..................................................................     84,491,087
             469,000 Union Carbide Corp. ...............................................................     31,305,750
             645,800 Eastman Chemical Co. ..............................................................     30,796,587
             271,000 Lubrizol Corp. ....................................................................      8,367,125
             274,620 NOVA Chemicals Corp. ..............................................................      5,303,599
                                                                                                           ------------
                                                                                                            160,264,148

                 See accompanying Notes to Financial Statements
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                                       7

                              D O D G E  &  C O X
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                 Balanced Fund

              Portfolio of Investments                                                                December 31, 1999
              ---------------------------------------------------------------------------------------------------------
                 SHARES                                                                                    MARKET VALUE
COMMON        PAPER AND FOREST PRODUCTS: 2.6%
STOCKS          839,100 Weyerhaeuser Co. ...............................................................   $ 60,257,869
(Continued)     775,300 Champion International Corp. ...................................................     48,020,144
                529,000 Boise Cascade Corp. ............................................................     21,424,500
                121,500 International Paper Co. ........................................................      6,857,156
                                                                                                           ------------
                                                                                                            136,559,669
              GENERAL MANUFACTURING: 0.8%
              3,240,725 Archer Daniels Midland Co. .....................................................     39,496,336
                                                                                                           ------------
                                                                                                            513,813,353
              FINANCE: 9.9%
              INSURANCE AND FINANCIAL SERVICES: 4.8%
              1,185,250 Citigroup, Inc. ................................................................     65,855,453
              1,620,100 The St. Paul Cos., Inc. ........................................................     54,577,119
                849,000 Loews Corp. ....................................................................     51,523,687
                287,600 American Express Co. ...........................................................     47,813,500
                473,000 Chubb Corp. ....................................................................     26,635,813
                                                                                                           ------------
                                                                                                            246,405,572
              BANKING: 4.4%
              2,100,000 Golden West Financial Corp. ....................................................     70,350,000
              1,419,000 Bank One Corp. .................................................................     45,496,687
              1,040,000 Wells Fargo & Co. ..............................................................     42,055,000
                474,500 Republic New York Corp. ........................................................     34,164,000
                653,434 Bank of America Corp. ..........................................................     32,794,219
                                                                                                           ------------
                                                                                                            224,859,906
              REAL ESTATE INVESTMENT TRUST: 0.7%
                594,900 Equity Residential Properties Trust ............................................     25,394,794
                514,300 Equity Office Properties Trust .................................................     12,664,637
                                                                                                           ------------
                                                                                                             38,059,431
                                                                                                           ------------
                                                                                                            509,324,909
              TECHNOLOGY: 9.4%
              ELECTRONICS & COMPUTER: 6.7%
                625,200 Hewlett-Packard Co. ............................................................     71,233,725
                404,400 Motorola, Inc. .................................................................     59,547,900
                771,500 Electronic Data Systems ........................................................     51,642,281
              1,155,500 NCR Corp.,+ ....................................................................     43,764,562
              1,353,000 Xerox Corp. ....................................................................     30,696,188
                696,700 National Semiconductor Corp.,+ .................................................     29,827,469
              1,895,300 Thermo Electron Corp.,+ ........................................................     28,429,500
              1,507,300 Storage Technology Corp.,+ .....................................................     27,790,844
                                                                                                           ------------
                                                                                                            342,932,469
              CONSUMER ELECTRONICS: 2.7%
                262,500 Matsushita Electric Industrial Co., Ltd. ADA ...................................     73,237,500
                239,200 Sony Corp. ADR .................................................................     68,112,200
                                                                                                           ------------
                                                                                                            141,349,700
                                                                                                           ------------
                                                                                                            484,282,169

                 See accompanying Notes to Financial Statements
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                                       8

                              D O D G E  &  C O X
------------------------------------------------------------------------------
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                                 Balanced Fund

              Portfolio of Investments                                                                December 31, 1999
              ---------------------------------------------------------------------------------------------------------
                 SHARES                                                                                    MARKET VALUE
COMMON        ENERGY: 7.1%
STOCKS          1,462,700 Unocal Corp. ................................................................   $  49,091,869
(Continued)     1,026,200 Phillips Petroleum Co. ......................................................      48,231,400
                2,155,000 Occidental Petroleum Corp. ..................................................      46,601,875
                  520,000 Chevron Corp. ...............................................................      45,045,000
                  792,600 Amerada Hess Corp. ..........................................................      44,980,050
                2,806,185 Union Pacific Resources Group, Inc. .........................................      35,778,859
                1,565,650 Baker Hughes, Inc. ..........................................................      32,976,503
                  500,000 Royal Dutch Petroleum Co. ...................................................      30,218,750
                  464,000 Schlumberger Ltd. ...........................................................      26,100,000
                   89,830 Transocean Sedco Forex, Inc. ................................................       3,026,161
                                                                                                          -------------
                                                                                                            362,050,467
              TRANSPORTATION: 3.7%
                1,975,600 FDX Corp.,+ .................................................................      80,876,125
                1,594,000 Union Pacific Corp. .........................................................      69,538,250
                1,870,000 Canadian Pacific Ltd. .......................................................      40,321,875
                                                                                                          -------------
                                                                                                            190,736,250
              GENERAL INDUSTRIAL: 3.6%
                1,374,200 Deere & Co. .................................................................      59,605,925
                2,001,200 Lockheed Martin Corp. .......................................................      43,776,250
                  888,500 Fluor Corp. .................................................................      40,759,938
                  700,000 Caterpillar, Inc. ...........................................................      32,943,750
                  624,100 Unova, Inc.,+ ...............................................................       8,113,300
                                                                                                          -------------
                                                                                                            185,199,163
              ELECTRIC AND GAS UTILITIES: 2.9%
                1,765,600 Central & South West Corp. ..................................................      35,312,000
                  897,000 Texas Utilities Co. .........................................................      31,899,562
                  944,000 Ameren Corp. ................................................................      30,916,000
                  721,800 FPL Group, Inc. .............................................................      30,902,063
                1,071,000 Wisconsin Energy Corp. ......................................................      20,616,750
                                                                                                          -------------
                                                                                                            149,646,375
                                                                                                          -------------
                             Total Common Stocks (Cost $2,355,065,180) ................................   3,037,009,074
                                                                                                          -------------
PREFERRED     CONSUMER: 1.6%
STOCKS:         2,432,000 News Corp. Ltd., Limited Voting Ordinary Shares ADR .........................      81,320,000
1.6%                                                                                                      -------------
                             Total Preferred Stocks (Cost $43,245,774) ................................      81,320,000
                                                                                                          -------------
BONDS:          PAR VALUE
36.6%         U.S. TREASURY AND GOVERNMENT AGENCY: 6.9%
              U.S. TREASURY: 5.5%
              $43,103,026 U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/2028 ....................      38,496,175
               17,953,359 U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/2029 ....................      16,758,383
               85,519,589 U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/2009 ....................      82,633,303
               86,110,000 U.S. Treasury Notes, 5.375%, 1/31/2000 ......................................      86,096,222
               48,385,000 U.S. Treasury Notes, 7.125%, 2/29/2000 ......................................      48,520,962
               11,850,000 U.S. Treasury Notes, 6.75%, 4/30/2000 .......................................      11,886,972
                                                                                                          -------------
                                                                                                            284,392,017

                See accompanying Notes to Financial Statements
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

                              D O D G E  &  C O X
------------------------------------------------------------------------------
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                                 Balanced Fund

              Portfolio of Investments                                                                December 31, 1999
              ---------------------------------------------------------------------------------------------------------
               PAR VALUE                                                                                   MARKET VALUE
BONDS         GOVERNMENT AGENCY: 1.4%
(Continued)  $ 4,935,000 Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds, 9.75%, 11/15/2014 .............   $  5,575,119
               8,221,169 Govt. Small Business Admin. 504 Series 96-20L, 6.70%, 12/1/2016 ...............      7,915,869
              14,574,404 Govt. Small Business Admin. 504 Series 97-20F, 7.20%, 6/1/2017 ................     14,394,407
              17,161,472 Govt. Small Business Admin. 504 Series 97-20I, 6.90%, 9/1/2017 ................     16,694,946
              19,467,979 Govt. Small Business Admin. 504 Series 98-20D, 6.15%, 4/1/2018 ................     18,102,567
               9,323,132 Govt. Small Business Admin. 504 Series 98-20I, 6.00%, 9/1/2018 ................      8,568,742
                                                                                                           ------------
                                                                                                             71,251,650
                                                                                                           ------------
                                                                                                            355,643,667
              FEDERAL AGENCY CMO* AND REMIC**: 8.8%
               1,177,087 Federal Home Loan Mtge. Corp., 7.00%, 3/15/2005 ,..............................      1,174,509
              14,455,000 Federal Home Loan Mtge. Corp., 7.00%, 1/15/2006 ...............................     14,455,000
              11,786,090 Federal Home Loan Mtge. Corp., 7.00%, 10/15/2006 ..............................     11,782,318
              15,309,049 Federal Home Loan Mtge. Corp., 6.75%, 11/15/2006 ..............................     15,222,859
               4,494,699 Federal Home Loan Mtge. Corp., 6.00%, 1/15/2007 ...............................      4,408,985
              20,599,212 Federal Home Loan Mtge. Corp., 7.25%, 4/15/2007 ...............................     20,592,620
              21,500,000 Federal Home Loan Mtge. Corp., 6.50%, 10/15/2007 ..............................     21,089,995
              12,609,000 Federal Home Loan Mtge. Corp., 7.00%, 1/15/2008 ...............................     12,514,433
              10,000,000 Federal Home Loan Mtge. Corp., 6.50%, 5/15/2008 ...............................      9,793,700
              14,750,000 Federal Home Loan Mtge. Corp., 6.50%, 5/15/2008 ...............................     14,436,563
              16,474,350 Federal Home Loan Mtge. Corp., 6.50%, 8/15/2008 ...............................     16,108,784
              19,380,000 Federal Home Loan Mtge. Corp., 6.50%, 10/15/2008 ..............................     18,961,973
              30,165,000 Federal Home Loan Mtge. Corp., 6.00%, 12/15/2008 ..............................     28,939,396
              12,582,920 Federal Home Loan Mtge. Corp., 7.00%, 5/17/2020 ...............................     12,567,191
              17,228,000 Federal Home Loan Mtge. Corp., 6.50%, 5/15/2021 ...............................     16,764,912
              23,885,000 Federal Home Loan Mtge. Corp., 6.75%, 8/15/2021 ...............................     23,504,273
              27,780,000 Federal Home Loan Mtge. Corp., 6.25%, 9/15/2022 ...............................     26,807,700
              28,000,000 Federal Home Loan Mtge. Corp., 7.00%, 8/25/2023 ...............................     26,503,680
               4,945,515 Federal Natl. Mtge. Assn., 5.00%, 1/1/2006 ....................................      4,727,566
              18,111,595 Federal Natl. Mtge. Assn., 7.50%, 2/25/2007 ...................................     18,179,514
              10,000,000 Federal Natl. Mtge. Assn., 6.50%, 6/25/2008 ...................................      9,681,200
              21,674,800 Federal Natl. Mtge. Assn., 6.50%, 8/25/2008 ...................................     20,794,153
              15,475,000 Federal Natl. Mtge. Assn., 6.00%, 3/25/2009 ...................................     14,764,079
                 640,710 Federal Natl. Mtge. Assn., 6.50%, 4/1/2009 ....................................        626,294
               4,333,268 Federal Natl. Mtge. Assn., 5.70%, 8/25/2016 ...................................      4,275,029
              12,715,000 Federal Natl. Mtge. Assn., 7.00%, 6/17/2022 ...................................     12,353,385
              15,929,940 Veterans Affairs Vendee Mtge. Trust, 6.75%, 8/15/2014 .........................     15,880,079
              26,000,000 Veterans Affairs Vendee Mtge. Trust, 6.75%, 9/15/2014 .........................     25,943,060
               8,000,000 Veterans Affairs Vendee Mtge. Trust, 6.75%, 5/15/2019 .........................      7,844,960
              23,000,000 Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/2019 .........................     22,820,140
                                                                                                           ------------
                                                                                                            453,518,350
              FEDERAL AGENCY MORTGAGE PASS-THROUGH: 5.4%

                 308,858 Federal Home Loan Mtge. Corp., 6.50%, 2/1/2006 ................................        305,865
                 342,719 Federal Home Loan Mtge. Corp., 7.50%, 7/1/2006 ................................        341,232
                 242,300 Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008 ................................        240,204
                 130,585 Federal Home Loan Mtge. Corp., 7.50%, 2/1/2008 ................................        130,019
                 752,660 Federal Home Loan Mtge. Corp., 8.00%, 2/1/2008 ................................        756,514
              16,690,108 Federal Home Loan Mtge. Corp., 7.00%, 5/1/2008 ................................     16,588,131





                See accompanying Notes to Financial Statements
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                                      10

                              D O D G E  &  C O X
------------------------------------------------------------------------------
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                                 Balanced Fund

              Portfolio of Investments                                                                December 31, 1999
              ---------------------------------------------------------------------------------------------------------
               PAR VALUE                                                                                   MARKET VALUE
BONDS         FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)   $24,925,778 Federal Home Loan Mtge. Corp., 7.00%, 12/1/2008 ..............................   $ 24,773,481
                6,996,301 Federal Home Loan Mtge. Corp., 6.50%, 2/1/2009 ...............................      6,849,378
               20,594,169 Federal Home Loan Mtge. Corp., 7.00%, 8/1/2009 ...............................     20,454,335
               15,744,861 Federal Home Loan Mtge. Corp., 6.00%, 9/1/2009 ...............................     15,173,795
                  732,260 Federal Home Loan Mtge. Corp., 8.75%, 5/1/2010 ...............................        748,399
                9,456,079 Federal Home Loan Mtge. Corp., 7.50%, 8/1/2010 ...............................      9,538,064
                3,863,404 Federal Home Loan Mtge. Corp., 8.00%, 11/1/2010 ..............................      3,883,184
                  665,752 Federal Home Loan Mtge. Corp., 8.25%, 2/1/2017 ...............................        673,887
                9,045,504 Federal Home Loan Mtge. Corp., 7.75%, 7/1/2021 ...............................      9,084,219
                5,848,706 Federal Home Loan Mtge. Corp., 8.50%, 1/1/2023 ...............................      6,017,265
                1,855,872 Federal Natl. Mtge. Assn., 7.50%, 12/1/2006 ..................................      1,866,006
                3,566,230 Federal Natl. Mtge. Assn., 7.50%, 9/1/2007 ...................................      3,595,187
                6,064,932 Federal Natl. Mtge. Assn., 7.00%, 12/1/2007 ..................................      6,017,626
               11,753,090 Federal Natl. Mtge. Assn., 7.00%, 12/1/2007 ..................................     11,631,798
                6,763,780 Federal Natl. Mtge. Assn., 6.50%, 5/1/2008 ...................................      6,626,610
                9,195,134 Federal Natl. Mtge. Assn., 8.00%, 6/1/2008 ...................................      9,363,221
               17,191,003 Federal Natl. Mtge. Assn., 6.50%, 11/1/2008 ..................................     16,801,799
                7,746,290 Federal Natl. Mtge. Assn., 6.00%, 1/1/2009 ...................................      7,443,798
                2,855,344 Federal Natl. Mtge. Assn., 8.00%, 1/1/2009 ...................................      2,910,109
                1,037,049 Federal Natl. Mtge. Assn., 7.50%, 8/1/2010 ...................................      1,038,989
                3,101,258 Federal Natl. Mtge. Assn., 7.50%, 7/1/2019 ...................................      3,117,416
               11,388,011 Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007 ....................................     11,455,883
               14,208,291 Govt. Natl. Mtge. Assn., 7.50%, 1/15/2008 ....................................     14,305,902
                6,492,255 Govt. Natl. Mtge. Assn., 8.00%, 12/15/2008 ...................................      6,603,792
               26,100,122 Govt. Natl. Mtge. Assn., 6.50%, 7/15/2009 ....................................     25,509,215
                2,205,416 Govt. Natl. Mtge. Assn., 7.97%, 4/15/2020 ....................................      2,236,049
                2,036,672 Govt. Natl. Mtge. Assn., 7.97%, 5/15/2020 ....................................      2,064,961
                1,474,236 Govt. Natl. Mtge. Assn., 7.97%, 8/15/2020 ....................................      1,494,714
                1,866,171 Govt. Natl. Mtge. Assn., 7.97%, 8/15/2020 ....................................      1,892,092
                2,311,483 Govt. Natl. Mtge. Assn., 7.97%, 10/15/2020 ...................................      2,343,589
                2,112,945 Govt. Natl. Mtge. Assn., 7.97%, 1/15/2021 ....................................      2,140,159
                8,458,429 Veterans Affairs Vendee Mtge. Trust, 5.634%, 2/15/2024 .......................      7,535,868
                5,892,352 Veterans Affairs Vendee Mtge. Trust, 7.203%, 2/15/2025 .......................      5,719,235
                6,315,995 Veterans Affairs Vendee Mtge. Trust, 8.793%, 6/15/2025 .......................      6,542,928
                                                                                                           ------------
                                                                                                            275,814,918
              ASSET-BACKED SECURITIES: 1.4%
               37,155,000 CA Infrastructure and Econ. Dev. Bank Special Purpose Trust
                          PGE-1 Rate Reduction Ctf. 1997-1 A-5, 6.25%, 6/25/2004 .......................     36,602,379
               17,775,000 CA Infrastructure and Econ. Dev. Bank Special Purpose Trust
                          SCE-1 Rate Reduction Ctf. 1997-1 A-6, 6.38%, 9/25/2008 .......................     17,073,630
               15,800,000 PP&L Transition Bond Series 1999-1 A-2, 6.41%, 12/25/2003 ....................     15,687,346
                                                                                                           ------------
                                                                                                             69,363,355
              CORPORATE: 11.9%
              INDUSTRIAL: 6.7%
               12,500,000 Dayton Hudson Corp., 9.35%, 6/16/2020 ........................................     14,401,125
                7,500,000 Dayton Hudson Corp., 9.875%, 7/1/2020 ........................................      9,084,300
                8,100,000 Dayton Hudson Corp., 9.70%, 6/15/2021 ........................................      9,725,103
               49,370,000 J.E. Seagram & Sons, Inc., 6.80%, 12/15/2008 .................................     46,263,146

                See accompanying Notes to Financial Statements
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                              D O D G E  &  C O X
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                                 Balanced Fund

            Portfolio of Investments                                                                  December 31, 1999
            -----------------------------------------------------------------------------------------------------------
             PAR VALUE                                                                                     MARKET VALUE
BONDS       INDUSTRIAL (continued)
(Continued) $29,625,000 Lockheed Martin Corp., 7.65%, 5/1/2016 .........................................   $ 27,428,602
             29,625,000 Lockheed Martin Corp., 7.75%, 5/1/2026 .........................................     27,315,139
              5,900,000 May Department Stores, 7.625%, 8/15/2013 .......................................      5,866,252
             14,000,000 May Department Stores, 8.125%, 8/15/2035, Callable 2015 ........................     13,886,880
             10,390,000 May Department Stores, 7.875%, 8/15/2036, Callable 2016 ........................     10,005,466
             34,560,000 Raychem Corp., 7.20%, 10/15/2008 ...............................................     32,856,883
             27,970,000 Raytheon Co., 6.75%, 8/15/2007 .................................................     26,094,052
             19,750,000 Raytheon Co., 6.75%, 3/15/2018 .................................................     17,154,060
             17,280,000 Raytheon Co., 7.20%, 8/15/2027 .................................................     15,406,675
             31,600,000 Time Warner Entertainment, 8.375%, 7/15/2033 ...................................     32,768,884
              3,405,000 Union Camp Corp., 9.25%, 2/1/2011 ..............................................      3,774,511
             34,560,000 Union Carbide Corp., 6.70%, 4/1/2009 ...........................................     32,605,978
             19,750,000 Walt Disney Co., 7.55%, 7/15/2093, Callable 2023 ...............................     18,422,603
                                                                                                           ------------
                                                                                                            343,059,659
            FINANCE: 4.0%
             19,525,000 BankAmerica Capital II, 8.00%, 12/15/2026, Callable 2006,++ ....................     18,410,708
              1,975,000 Barclays No. American Capital, 9.75%, 5/15/2021, Callable 2001 .................      2,114,712
              1,720,000 CIGNA Corp., 7.65%, 3/1/2023 ...................................................      1,581,798
              4,400,000 CIGNA Corp., 8.30%, 1/15/2033 ..................................................      4,247,892
             18,445,000 Citicorp Capital Trust I, 7.933%, 2/15/2027, Callable 2007,++ ..................     17,259,724
              4,935,000 First Nationwide Bank, 10.00%, 10/1/2006 .......................................      5,375,005
             22,220,000 GMAC, 5.75%, 11/10/2003 ........................................................     21,156,995
             29,625,000 GMAC, 8.875%, 6/1/2010, Putable 2000/2005 ......................................     32,440,560
              5,000,000 Golden West Financial, 7.875%, 1/15/2002 .......................................      5,059,650
             10,000,000 Golden West Financial, 6.70%, 7/1/2002 .........................................      9,864,900
             23,600,000 Golden West Financial, 6.00%, 10/1/2003 ........................................     22,609,744
              5,805,000 Hartford Financial Services Group, 8.30%, 12/1/2001 ............................      5,923,306
             10,000,000 Hartford Financial Services Group, 6.375%, 11/1/2002 ...........................      9,740,100
             24,845,000 J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, Callable 2007,++ ................     22,228,821
             16,290,000 Republic New York Corp., 7.20%, 7/15/2097 ......................................     13,490,726
             13,995,000 Safeco Corp., 6.875%, 7/15/2007 ................................................     13,050,338
                                                                                                           ------------
                                                                                                            204,554,979
            TRANSPORTATION: 1.2%
              7,135,723 Consolidated Rail Corp., 6.76%, 5/25/2015 ......................................      6,741,902
             12,390,000 Consolidated Rail Corp., 9.75%, 6/15/2020 ......................................     14,354,311
             48,806,000 Union Pacific Corp., 6.33%, 1/2/2020 ...........................................     42,546,630
                                                                                                           ------------
                                                                                                             63,642,843
            UTILITIES: 0.0%
                750,000 Idaho Power Co. 1st Mtge., 9.50%, 1/1/2021, Callable 2001 ......................        796,200
                                                                                                           ------------
                                                                                                            612,053,681
            FOREIGN (U.S. DOLLAR-DENOMINATED): 2.2%
            CANADIAN: 1.2%
              9,875,000 Canadian National Railway Co., 6.80%, 7/15/2018 ................................      8,788,355
              8,640,000 Canadian Pacific Ltd., 9.45%, 8/1/2021 .........................................      9,681,638
             11,850,000 Hydro-Quebec, 7.50%, 4/1/2016 ..................................................     11,590,604
             14,810,000 Hydro-Quebec, 8.40%, 1/15/2022 .................................................     15,711,781
             14,810,000 Hydro-Quebec, 8.05%, 7/7/2024, Putable 2006 ....................................     15,641,433
                                                                                                           ------------
                                                                                                             61,413,811

                See accompanying Notes to Financial Statements
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                                 Balanced Fund

            Portfolio of Investments                                                                  December 31, 1999
            -----------------------------------------------------------------------------------------------------------
             PAR VALUE                                                                                     MARKET VALUE
BONDS       CORPORATE: 0.6%
(Continued) $29,625,000 HSBC Holdings PLC, 7.50%, 7/15/2009 ..........................................   $   29,217,686
                                                                                                          -------------
            INTERNATIONAL AGENCY: 0.4%
              7,110,000 European Investment Bank, 10.125%, 10/1/2000..................................        7,309,080
             17,545,000 Inter-American Development Bank, 7.125%, 3/15/2023, Callable 2003.............       16,153,155
                                                                                                          -------------
                                                                                                             23,462,235
                                                                                                          -------------
                                                                                                            114,093,732
                                                                                                          -------------
                           Total Bonds (Cost $1,941,755,172) .........................................    1,880,487,703
                                                                                                          -------------
SHORT-       55,970,506 SSgA Prime Money Market Fund .................................................       55,970,506
TERM         40,000,000 SSgA United States Treasury Money Market Fund ................................       40,000,000
INVESTMENTS: 20,000,000 State Street Repurchase Agreement, 2.50%, dated 12/31/99 due 1/3/2000,
2.2%                    (collateralized by U.S. Treasury Notes, value $20,407,600)....................       20,000,000
                                                                                                          -------------
                           Total Short-Term Investments (Cost $115,970,506)...........................      115,970,506
                                                                                                          -------------
             TOTAL INVESTMENTS (Cost $4,456,036,632) ................  99.5%                              5,114,787,283
             OTHER ASSETS LESS LIABILITIES ..........................   0.5%                                 23,175,326
                                                                      ------                             --------------
             TOTAL NET ASSETS ....................................... 100.0%                             $5,137,962,609
                                                                      ======                             ==============

              +  Non-income producing securities
             ++  Cumulative preferred securities
              *  CMO: Collateralized Mortgage Obligation
             **  REMIC: Real Estate Mortgage Investment Conduit


                See accompanying Notes to Financial Statements
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                                 Balanced Fund

                           Statement of Assets and Liabilities                                         December 31, 1999
                           ---------------------------------------------------------------------------------------------
                           ASSETS:
                           Investments, at market value (identified cost
                            $4,456,036,632) .............................................................. $5,114,787,283
                           Receivable for paydowns on mortgage-backed
                            securities ...................................................................        164,341
                           Receivable for Fund shares sold ...............................................      5,260,432
                           Dividends and interest receivable .............................................     33,315,204
                           Prepaid expenses ..............................................................         59,414
                                                                                                           --------------
                                                                                                            5,153,586,674
                                                                                                           --------------
                           LIABILITIES:
                           Payable for Fund shares redeemed ..............................................     13,096,312
                           Management fees payable .......................................................      2,159,492
                           Accounts payable ..............................................................        368,261
                                                                                                           --------------
                                                                                                               15,624,065
Net asset value                                                                                            --------------
per share $65.71           NET ASSETS .................................................................... $5,137,962,609
                                                                                                           ==============
Beneficial                 NET ASSETS CONSIST OF:
shares outstanding         Paid in capital ............................................................... $4,320,495,448
78,189,179                 Accumulated undistributed net investment income ...............................      2,801,001
(par value $0.01 each,     Accumulated undistributed net realized gain on
unlimited shares            investments ..................................................................    155,915,509
authorized)                Net unrealized appreciation on investments ....................................    658,750,651
                                                                                                           --------------
                                                                                                           $5,137,962,609
                                                                                                           ==============

                           Statement of Operations                                          Year Ended December 31, 1999
                           ---------------------------------------------------------------------------------------------
                           INVESTMENT INCOME:
                           Dividends (net of foreign taxes of $554,792) .................................  $  62,920,205
                           Interest .....................................................................    141,877,019
                                                                                                           -------------
                                                                                                             204,797,224
                                                                                                           -------------
                           EXPENSES:
                           Management fees (Note 2) .....................................................     27,574,694
                           Custodian and fund accounting fees ...........................................        257,524
                           Transfer agent fees ..........................................................      1,055,863
                           Professional fees ............................................................         47,064
                           Shareholder reports ..........................................................        193,103
                           Registration fees ............................................................        254,209
                           Trustees' fees (Note 2) ......................................................         18,500
                           Miscellaneous ................................................................         87,195
                                                                                                           -------------
                                                                                                              29,488,152
                                                                                                           -------------
                           NET INVESTMENT INCOME ........................................................    175,309,072
                                                                                                           -------------
                           REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
                            Net realized gain on investments ............................................    484,607,708
                            Net unrealized depreciation on investments ..................................    (36,942,549)
                                                                                                           -------------
                             Net realized and unrealized gain on investments ............................    447,665,159
                                                                                                           -------------
                           NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................  $ 622,974,231
                                                                                                           =============

                See accompanying Notes to Financial Statements
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                                 Balanced Fund


           Statement of Changes in Net Assets                                                  Year Ended December 31,
           -----------------------------------------------------------------------------------------------------------
                                                                                              1999                 1998
           OPERATIONS:
           Net investment income ..............................................    $   175,309,072      $   187,529,474
           Net realized gain ..................................................        484,607,708          304,796,545
           Net unrealized depreciation ........................................        (36,942,549)        (134,003,289)
                                                                                   ---------------      ---------------
           Net increase in net assets from operations .........................        622,974,231          358,322,730
                                                                                   ---------------      ---------------
           DISTRIBUTIONS TO SHAREHOLDERS FROM:
           Net investment income ..............................................       (174,300,777)        (186,617,482)
           Net realized gain ..................................................       (372,974,271)        (313,107,429)
                                                                                   ---------------      ---------------
           Total distributions ................................................       (547,275,048)        (499,724,911)
                                                                                   ---------------      ---------------
           BENEFICIAL SHARE TRANSACTIONS:
           Amount received from sale of shares ................................      1,034,002,523        1,852,918,636
           Net asset value of shares issued in reinvestment of distributions ..        534,611,195          483,582,782
           Amounts paid for shares redeemed ...................................     (2,199,329,763)      (1,578,717,026)
                                                                                   ---------------      ---------------
           Net increase (decrease) from
           beneficial share transactions ......................................       (630,716,045)         757,784,392
                                                                                   ---------------      ---------------
           Total increase (decrease) in net assets ............................       (555,016,862)         616,382,211
           NET ASSETS:
           Beginning of year ..................................................      5,692,979,471        5,076,597,260
                                                                                   ---------------      ---------------
           End of year (including undistributed net investment income of
           $2,801,001 and $1,792,706, respectively ............................    $ 5,137,962,609      $ 5,692,979,471
                                                                                   ===============      ===============
           Shares sold ........................................................         15,078,796           27,407,254
           Shares issued in reinvestment of distributions .....................          8,106,876            7,297,276
           Shares redeemed ....................................................        (32,283,085)         (23,440,423)
                                                                                   ---------------      ---------------
           Net increase (decrease) in shares outstanding ......................         (9,097,413)          11,264,107
                                                                                   ===============      ===============


                See accompanying Notes to Financial Statements
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                                 Balanced Fund


      Notes to Financial Statements
      ------------------------------------------------------------------------

1 Dodge & Cox Balanced Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: stocks are valued at the latest quoted sales prices as of the close of the New York Stock Exchange or, if no sale, then a representative price within the limits of the bid and ask prices for the day; a security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security; long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Dividend and interest income are recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

      The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

2 Under a written agreement, the Fund pays an annual management fee of 1/2 of 1% of the Fund's average daily net asset value to Dodge & Cox, investment manager of the Fund. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

3 For the year ended December 31, 1999, purchases and sales of securities, other than short-term securities, aggregated $901,793,514 and $1,845,662,772, respectively, of which U.S. government obligations aggregated $263,659,200 and $357,716,343, respectively. In 1999, the Fund recognized net capital gain of $15,764,818 from the delivery of appreciated securities in an in-kind redemption transaction. For Federal income tax purposes, this gain is not recognized as taxable income to the Fund and does not need to be distributed to shareholders. At December 31, 1999, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $658,750,651, of which $960,995,751 represented appreciated securities and $302,245,100 represented depreciated securities.

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                                 Balanced Fund


Financial Highlights
----------------------------------------------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each year)

Year Ended December 31,                                          1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                             $65.22      $66.78      $59.82      $54.60      $45.21
Income from investment operations:
   Net investment income                                         2.24        2.24        2.21        1.98        1.90
   Net realized and unrealized gain                              5.45        2.17       10.24        5.92       10.58
                                                               -------------------------------------------------------
   Total from investment operations                              7.69        4.41       12.45        7.90       12.48
                                                               -------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                        (2.22)      (2.23)      (2.22)      (1.99)      (1.90)
   Net realized gain                                            (4.98)      (3.74)      (3.27)       (.69)      (1.19)
                                                               -------------------------------------------------------
   Total distributions                                          (7.20)      (5.97)      (5.49)      (2.68)      (3.09)
                                                               -------------------------------------------------------
Net asset value, end of year                                   $65.71      $65.22      $66.78      $59.82      $54.60
                                                               =======================================================
Total return                                                   12.06%       6.70%      21.21%      14.75%      28.02%
Ratios/Supplemental data
   Net assets, end of year (millions)                          $5,138      $5,693      $5,077      $3,630      $1,800
   Ratio of expenses to average net assets                       .53%        .54%        .55%        .56%        .57%
   Ratio of net investment income to average net assets         3.18%       3.29%       3.39%       3.60%       3.85%
   Portfolio turnover rate                                        17%         26%         32%         17%         20%

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                                 Balanced Fund


             Report of Independent Accountants
             ------------------------------------------------------------------

             To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Balanced Fund

             In our opinion, the accompanying statement of assets and liabili-ties, including the portfolio of investments, and the related statements of operations and of changes in net assets and the fi-nancial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Balanced Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These finan-cial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing stan-dards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis-statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state-ments, assessing the accounting principles used and significant estimates made by management, and evaluating the overall finan-cial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by cor-respondence with the custodian, provide a reasonable basis for the opinion expressed above.

             PricewaterhouseCoopers LLP
             San Francisco, California

             January 26, 2000



             ------------------------------------------------------------------
             Special 1999 Tax Information (unaudited)

             The following information is provided pursuant to provisions of the Internal Revenue Code:

             The Fund hereby designates $323,087,792 of its distributions paid to shareholders in 1999 as capital gain dividends (treated for Federal income tax purposes in the hands of shareholders as long-term capital gain taxable at a maximum rate of 20%).

             For shareholders that are corporations, the Fund hereby desig-nates 26% of its ordinary dividends paid to shareholders in 1999 as dividends from domestic corporations eligible for the corpo-rate dividends received deduction, provided that the shareholder otherwise satisfies applicable requirements to claim that deduc-tion.

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                                      18

                              D O D G E  &  C O X
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                                 Balanced Fund


Officers & Trustees
-------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
Executive Vice President & CFO, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

------------------------------------------------------------------------------
------------------------------------------------------------------------------
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

   D O D G E & C O X                           D O D G E & C O X
   -----------------                           -----------------
      Income Fund
                                                  Income Fund
                                               Established 1989

   Investment Manager                          -----------------
      Dodge & Cox
  One Sansome Street                           -----------------
      35th Floor
    San Francisco,
 California 94104-4443

    (415) 981-1710

For Fund literature and
information, please visit
the Funds' web site at:

  www.dodgeandcox.com

   or write or call:

   Dodge & Cox Funds
  c/o Boston Financial
     Data Services
     P.O. Box 9051
        Boston,
Massachusetts 02205-9051

     (800) 621-3979
   -----------------

  This report is submitted
for the general information
of the shareholders of the
Fund. The report is not
authorized for distribution
to prospective investors                       11th Annual Report
in the Fund unless it is                       December 31, 1999
accompanied by a current
prospectus.
   -----------------                           -----------------
                                               -----------------
                                               -----------------

Printed on recycled paper
12/99 IF AR

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

To Our Shareholders
--------------------------------------------------------------------------------

Reflecting a difficult market environment for fixed-income securities, the Dodge & Cox Income Fund provided a total return of -0.8% for 1999. This matched the -0.8% total return of the Lehman Brothers Aggregate Bond Index (LBAG), a broad-based index composed of investment grade bonds which serves as a proxy for the U.S. bond market. Average annual total returns for longer periods are listed on page three of this report.

On December 31, the Fund's net asset value per share was $11.40. During the year, the Fund paid income dividends of $0.71 per share and distributed short and long-term capital gains of $0.04 per share. At year-end, the Fund's total net assets were valued at $974 million.

Interest Rates Rise

U.S. Treasury yields rose significantly during 1999, fueled by strong economic growth, investor concerns of growing inflation, and a restrictive Federal Reserve Board. The yield on the benchmark thirty-year U.S. Treasury rose from 5.09% to 6.48%, or 139 basis points (1 basis point = 1/100 of 1%). Gross Domestic Product (GDP) grew at a 5.7% annualized rate during the first three quarters of 1999, compared to 4.3% growth in 1998. Inflation also rose, with the consumer price index (CPI) posting a 2.7% increase in 1999, versus a 1.6% increase in 1998. Citing persistent economic growth, tight labor markets and concerns about future inflation, the Federal Open Market Committee raised its target for the Federal Funds rate three times in 1999.

The rise in U.S. Treasury yields was greater than those in other broad sectors, leading the Treasury sector to underperform. For example, the Lehman Brothers Long Treasury Index returned -8.7% for the year while the Lehman Brothers Long Corporate Index returned -5.8%. The Lehman Mortgage-Backed Security Index had the best performance, responding positively to the rising rate environment and returning +1.9% for the year versus the Lehman Intermediate Treasury Index at +0.4%.

1999 Strategy Review

While the Fund's return matched that of the LBAG in 1999, the Fund's portfolio has characteristics that differentiate it from the LBAG. We would like to highlight four of these differences that affected relative performance last year:

     . Overweight positions in the corporate and mortgage-related sectors. The Fund has a higher percentage of holdings in both the corporate and mortgage sectors than the LBAG. As is typical in a rising interest rate environment, the mortgage-related sector performed well, contributing positively to relative returns. Though corporate yield premiums generally narrowed year-over-year, thereby contributing slightly to relative returns, we believe that corporates continue to represent good, long-term investor value.

     . Higher-than-market yield. Our emphasis on mortgage-related and corporate securities gives the Fund a higher yield than the LBAG. While this only added modestly to relative performance in 1999, we continue to believe that a relatively high and stable yield will be an important source of return over longer time periods due to the compounding of income.

     . Shorter-than-market duration. Compared to the LBAG, a moderately higher percentage of the Fund's portfolio is in shorter-duration bonds. This led to a slightly shorter portfolio duration (a measure of a portfolio's price sensitivity to changes in interest rates) for the Fund and relatively less exposure to changes in interest rates. Consequently, the Fund experienced less price decline due to rising interest rates than the LBAG.

     . Investment in Treasury Inflation Protected Securities (TIPS). During 1999, we gradually increased the Fund's positions in ten and thirty-year TIPS. Beginning with an initial 2.0% position in January 1999, we brought the position to 6.1% by year end. While these securities benefited from an increase in the CPI rate during 1999, their prices declined due to a rise in the real (inflation-adjusted) interest rate during the year. Though these securities detracted from the Fund's performance in 1999, we continue to believe they are attractive long-term investments for the Fund due to their high real rate of income (4.3%) and the inflation protection they provide.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                       1

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

--------------------------------------------------------------------------------
Attractive Corporate Yield Premiums

Though investor confidence returned to the corporate sector of the market following the extreme volatility of late 1998, we believe that corporate yield premiums remain attractive, particularly in the single A and BBB-rated sectors. In corporate investing, we construct the Fund's portfolio security by security, utilizing our in-house team of research analysts to identify issuers where we believe the market underestimates creditworthiness or total return potential. A solid understanding of the fundamentals of each company--such as market position, strength of franchise, stability of cash flows, and quality of balance sheet--combined with characteristics of the security (e.g. structure and price) form the basis of our investment decisions. We identified several new opportunities for the Fund in 1999: Eastman Chemical 25-year debentures, HSBC Holdings PLC 10-year notes, 30-year Dana Corporation debentures, and Burlington Northern equipment trust certificates. Throughout the year we were also able to add opportunistically to other corporate holdings such as Lockheed Martin Corp. and Republic New York Corp. (which has since been acquired by HSBC Holding PLC). By selling lower yielding corporate securities to fund these purchases, we increased the portfolio's incremental yield without significantly altering the Fund's corporate allocation, which was approximately 40% at year end.

In summary, our emphasis in the corporate (including asset-backed securities) and mortgage-backed sectors contributed positively to the Fund's performance this year. Though the yield premiums of these sectors have declined somewhat from their peaks, we believe they continue to offer attractive long-term total return potential relative to U.S. Treasury alternatives.

In Closing

In the current environment, we are maintaining the Fund's duration shorter than that of the LBAG benchmark. We see potential for rising inflation from tight labor markets, above-trend GDP growth, higher commodity prices, and a buoyant consumer sector. This inflation concern, coupled with low U.S. Treasury rates (which are close to 6.5% on long bonds), leads us to maintain a slightly below-market level of interest rate exposure in the Fund.

Looking ahead, we will continue to pursue our strategy of maintaining the Fund's high-average quality and diversification, while striving to attain a higher-than-market yield. We will also continue to emphasize those issuers whose long-term total return potential, in our view, is underestimated by the market.

W. Timothy Ryan retired from Dodge & Cox on December 31, 1999 after 36 years of employment. He served as a Trustee/Director of the Income Fund for 11 years. Frank H. Roberts retired after ten years as an independent Trustee of the Income Fund. We greatly appreciate their wise counsel and many years of hard work on behalf of the Fund, and wish them well. We are pleased to welcome L. Dale Crandall, Executive Vice President & CFO, Kaiser Foundation Health Plan and Hospitals, as a new independent Trustee of the Dodge & Cox Funds.

Thank you for your continued confidence in the Dodge & Cox Income Fund. As always, we welcome your comments and questions.

For the Board of Trustees,

/s/ Harry R. Hagey, Chairman    /s/ A. Horton Shapiro, Executive Vice President
----------------------------    -----------------------------------------------
Harry R. Hagey, Chairman        A. Horton Shapiro, Executive Vice President

January 26, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                       2

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

Objective    The Fund seeks a high and stable rate of current income, consistent with long-term preservation of capital. A secondary objective is to take advantage of opportunities to realize capital appreciation.

Strategy The Fund invests in a diversified portfolio consisting primarily of high-quality bonds and other fixed-income securities, including U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and others rated A or better by either S&P or Moody's.

             The proportions held in the various fixed-income securities will be revised in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In selecting securities, Dodge & Cox will consider many factors, including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

Ten Years of Investment Performance                                              through December 31, 1999
----------------------------------------------------------------------------------------------------------

                                       [LINE GRAPH APPEARS HERE]

                                                                Dodge & Cox       LBAG
                                                                Income Fund       Index
                                                                -----------      -------
1/1/1990                                                          $10,000        $10,000
12/31/1990                                                        $10,740        $10,896
12/31/1991                                                        $12,665        $12,640
12/31/1992                                                        $13,653        $13,578
12/31/1993                                                        $15,202        $14,902
12/31/1994                                                        $14,763        $14,466
12/31/1995                                                        $17,745        $17,140
12/31/1996                                                        $18,390        $17,760
12/31/1997                                                        $20,231        $19,479
12/31/1998                                                        $21,866        $21,169
12/31/1999                                                        $21,691        $20,993

Average annual total return for periods ended December 31, 1999               1 Year             5 Years            10 Years
-------------------------------------------------------------------------------------------------------------------------------
 Dodge & Cox Income Fund                                                      -0.81%              7.99%              8.05%
 Lehman Brothers Aggregate Bond Index (LBAG)                                  -0.83               7.73               7.70

The chart covers the period from January 1, 1990 to December 31, 1999. It compares a $10,000 investment made in the Dodge & Cox Income Fund to a $10,000 investment made in the LBAG. The LBAG is a widely recognized, unmanaged index of U.S. dollar-denominated investment-grade fixed-income securities. The Fund's total returns include the reinvestment of dividend and capital gain distributions. Index returns include interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

Fund Information                                               December 31, 1999
--------------------------------------------------------------------------------

General Information
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $11.40
Total Net Assets (millions)                                                $974
30 Day SEC Yield*                                                          6.84%
1999 Expense Ratio                                                         0.46%
1999 Portfolio Turnover                                                      24%
Fund Inception Date                                                        1989

Investment Manager: Dodge & Cox, San Francisco.
Managed by the Fixed-Income Strategy Committee, whose ten members' average tenure at Dodge & Cox is 12 years, and by the Investment Policy Committee, whose eight members' average tenure at Dodge & Cox is 22 years.

Asset Allocation
--------------------------------------------------------------------------------
                         [PIE CHART APPEARS HERE]
Bonds:                                                                     96.9%
Short-Term Investments:                                                     3.1%

Bond Characteristics
--------------------------------------------------------------------------------
Number of Bonds                                                             113
Average Quality                                                              AA
Average Maturity                                                     11.5 years
Effective Duration                                                   4.52 years

Sector Breakdown                                                      % of Fund
--------------------------------------------------------------------------------
U.S. Treasury and Government Agency                                        17.4
Federal Agency CMO and REMIC+                                              22.2
Federal Agency Mortgage Pass-Through                                       17.2
Asset-Backed                                                                3.6
Corporate                                                                  31.1
Foreign (U.S. dollar-denominated)                                           5.4
Short-Term Investments                                                      3.1

+ Collateralized Mortgage Obligation and Real Estate Mortgage Investment Conduit

Moody's/Standard & Poor's
Quality Ratings                                                       % of Fund
--------------------------------------------------------------------------------
U.S. Government & Government Agencies                                      56.8
Aaa/AAA                                                                     4.0
Aa/AA                                                                       0.2
A/A                                                                        19.2
Baa/BBB                                                                    16.7
Short-Term Investments                                                      3.1

Maturity Breakdown                                                    % of Fund
--------------------------------------------------------------------------------
0-1 Years to Maturity                                                      14.2
1-5                                                                        25.1
5-10                                                                       30.4
10-15                                                                       4.4
15-20                                                                       6.8
20-25                                                                       5.8
25 and Over                                                                13.3

*An annualization of the Fund's total net investment income per share for the 30-day period ended on the last day of the month.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

              Portfolio of Investments                                                             December 31, 1999
              ------------------------------------------------------------------------------------------------------
              PAR VALUE                                                                                 MARKET VALUE
BONDS:        U.S. TREASURY AND GOVERNMENT AGENCY: 17.4%
96.9%         U.S. TREASURY: 14.0%
              $20,277,660    U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/2028................   $ 18,110,384
               12,103,273    U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/2029................     11,297,679
               31,074,165    U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/2009................     30,025,412
               35,000,000    U.S. Treasury Notes, 6.375%, 1/15/2000..................................     35,000,000
               40,000,000    U.S. Treasury Notes, 6.75%, 4/30/2000...................................     40,124,800
                2,000,000    U.S. Treasury Notes, 6.25%, 1/31/2002...................................      1,999,380
                                                                                                        ------------
                                                                                                         136,557,655
              GOVERNMENT AGENCY: 3.4%
                5,421,567    Govt. Small Business Admin. 504 Series 97-20E, 7.30%, 5/1/2017..........      5,383,302
                6,220,970    Govt. Small Business Admin. 504 Series 97-20J, 6.55%, 10/1/2017.........      5,934,137
                5,900,608    Govt. Small Business Admin. 504 Series 98-20C, 6.35%, 3/1/2018..........      5,557,240
                6,728,400    Govt. Small Business Admin. 504 Series 98-20H, 6.15%, 8/1/2018..........      6,247,910
                5,332,684    Govt. Small Business Admin. 504 Series 99-20C, 6.30%, 3/1/2019..........      4,977,443
                4,865,000    Govt. Small Business Admin. 504 Series 99-20I, 7.30%, 9/1/2019..........      4,803,270
                                                                                                        ------------
                                                                                                          32,903,302
                                                                                                        ------------
                                                                                                         169,460,957

              FEDERAL AGENCY CMO* AND REMIC**: 22.2%
                   59,712    FBC Mtge. Sec. Trust IV-A2, 8.30%, 8/1/2009.............................         59,675
               16,451,656    Federal Home Loan Mtge. Corp., 7.10%, 11/15/2006........................     16,461,856
                6,865,399    Federal Home Loan Mtge. Corp., 8.00%, 4/15/2007.........................      6,961,926
               13,000,000    Federal Home Loan Mtge. Corp., 7.00%, 9/15/2007.........................     12,902,500
               13,284,798    Federal Home Loan Mtge. Corp., 6.00%, 8/15/2008.........................     12,695,219
               20,100,000    Federal Home Loan Mtge. Corp., 6.00%, 10/15/2008........................     18,780,837
               40,000,000    Federal Home Loan Mtge. Corp., 6.00%, 11/15/2008........................     38,987,200
               20,000,000    Federal Home Loan Mtge. Corp., 6.50%, 4/15/2022.........................     19,187,400
               10,000,000    Federal Home Loan Mtge. Corp., 6.00%, 6/17/2022.........................      9,090,600
                3,000,000    Federal Natl. Mtge. Assn., 7.00%, 2/25/2007.............................      2,984,040
               16,824,004    Federal Natl. Mtge. Assn., 7.00%, 7/17/2015.............................     16,855,465
               17,000,000    Federal Natl. Mtge. Assn., 6.25%, 3/25/2023.............................     16,335,810
                9,000,000    Federal Natl. Mtge. Assn., 6.00%, 6/25/2023.............................      8,190,000
               12,616,000    Veterans Affairs Vendee Mtge. Trust, 7.00%, 6/15/2010...................     12,383,361
               15,277,000    Veterans Affairs Vendee Mtge. Trust, 7.25%, 7/15/2016...................     15,286,472
                9,300,608    Veterans Affairs Vendee Mtge. Trust, 8.00%, 7/15/2018...................      9,367,386
                                                                                                        ------------
                                                                                                         216,529,747
              FEDERAL AGENCY MORTGAGE PASS-THROUGH: 17.2%
                   11,062    Federal Home Loan Mtge. Corp., 7.00%, 1/1/2003..........................         10,964
                    2,134    Federal Home Loan Mtge. Corp., 6.00%, 10/1/2003.........................          2,100
                1,046,035    Federal Home Loan Mtge. Corp., 8.00%, 12/1/2003.........................      1,048,315
                   21,008    Federal Home Loan Mtge. Corp., 7.00%, 3/1/2006..........................         20,736
                   94,323    Federal Home Loan Mtge. Corp., 7.00%, 9/1/2006..........................         93,101
                  269,834    Federal Home Loan Mtge. Corp., 7.25%, 1/1/2008..........................        267,500
                  168,827    Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008..........................        169,195
                  202,890    Federal Home Loan Mtge. Corp., 8.00%, 1/1/2008..........................        203,929

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

               Portfolio of Investments                                                            December 31, 1999
               -----------------------------------------------------------------------------------------------------
               PAR VALUE                                                                                MARKET VALUE
BONDS          FEDERAL AGENCY MORTGAGE PASS-THROUGH (continued)
(Continued)    $   115,999    Federal Home Loan Mtge. Corp., 7.50%, 10/1/2008........................    $   115,600
                 3,773,856    Federal Home Loan Mtge. Corp., 7.00%, 11/1/2008........................      3,750,798
                   215,985    Federal Home Loan Mtge. Corp., 8.00%, 5/1/2009.........................        217,091
                    66,647    Federal Home Loan Mtge. Corp., 8.25%, 5/1/2009.........................         67,185
                   400,819    Federal Home Loan Mtge. Corp., 8.00%, 8/1/2009.........................        402,390
                    36,283    Federal Home Loan Mtge. Corp., 6.50%, 6/1/2012.........................         35,716
                21,204,864    Federal Home Loan Mtge. Corp., 7.90%, 2/1/2021.........................     21,431,119
                 9,737,063    Federal Natl. Mtge. Assn., 6.825%, 5/1/2006............................      9,522,299
                 3,964,554    Federal Natl. Mtge. Assn., 7.50%, 9/1/2007.............................      3,996,747
                 1,297,526    Federal Natl. Mtge. Assn., 6.25%, 12/1/2007............................      1,271,537
                10,344,730    Federal Natl. Mtge. Assn., 7.00%, 7/1/2008.............................     10,237,972
                10,138,608    Federal Natl. Mtge. Assn., 6.50%, 12/1/2008............................      9,909,070
                16,189,309    Federal Natl. Mtge. Assn., 5.50%, 6/1/2009.............................     15,342,284
                 8,055,692    Federal Natl. Mtge. Assn., 6.50%, 7/1/2009.............................      7,873,311
                 3,664,394    Federal Natl. Mtge. Assn., 8.00%, 8/1/2010.............................      3,721,632
                   422,818    Federal Natl. Mtge. Assn., 7.50%, 2/1/2011.............................        424,517
                 1,204,749    Federal Natl. Mtge. Assn., 8.00%, 1/1/2012.............................      1,225,808
                   199,470    Federal Natl. Mtge. Assn., 6.50%, 1/1/2013.............................        195,920
                 1,404,195    Federal Natl. Mtge. Assn., 8.00%, 8/1/2022.............................      1,431,057
                 3,561,452    Govt. Natl. Mtge. Assn., 7.25%, 2/15/2006..............................      3,550,091
                 4,555,204    Govt. Natl. Mtge. Assn., 7.50%, 7/15/2007..............................      4,582,353
                13,777,895    Govt. Natl. Mtge. Assn., 7.00%, 4/15/2009..............................     13,635,707
                13,464,871    Govt. Natl. Mtge. Assn., 6.50%, 7/15/2009..............................     13,160,027
                 6,736,327    Govt. Natl. Mtge. Assn., 7.50%, 9/15/2017..............................      6,725,212
                 1,533,221    Govt. Natl. Mtge. Assn., 7.80%, 6/15/2020..............................      1,544,184
                 1,080,255    Govt. Natl. Mtge. Assn., 7.80%, 7/15/2020..............................      1,087,979
                 1,250,951    Govt. Natl. Mtge. Assn., 7.80%, 7/15/2020..............................      1,259,896
                 3,559,679    Govt. Natl. Mtge. Assn., 7.80%, 8/15/2020..............................      3,585,131
                 1,779,861    Govt. Natl. Mtge. Assn., 7.80%, 9/15/2020..............................      1,792,587
                   924,944    Govt. Natl. Mtge. Assn., 7.80%, 10/15/2020.............................        931,557
                 1,006,899    Govt. Natl. Mtge. Assn., 7.80%, 11/15/2020.............................      1,014,099
                 1,483,155    Govt. Natl. Mtge. Assn., 7.80%, 1/15/2021..............................      1,492,395
                 3,980,358    Govt. Natl. Mtge. Assn., 7.80%, 1/15/2021..............................      4,005,156
                 4,401,311    Veterans Affairs Vendee Mtge. Trust, 9.293%, 5/15/2025.................      4,628,242
                11,224,753    Veterans Affairs Vendee Mtge. Trust, 8.095%, 10/15/2027................     11,329,929
                                                                                                        ------------
                                                                                                         167,312,438

               ASSET-BACKED SECURITIES: 3.6%
                10,000,000    CA Infrastructure and Econ. Dev. Bank Special Purpose Trust
                              PGE-1 Rate Reduction Ctf. 1997-1 A-7, 6.42%, 9/25/2008.................      9,679,234
                 1,562,421    CA Infrastructure and Econ. Dev. Bank Special Purpose Trust
                              SCE-1 Rate Reduction Ctf. 1997-1 A-2, 6.14%, 3/25/2002.................      1,566,928
                13,300,000    ComEd Transitional Funding Trust Notes Series 1998-1 Class A-2,
                              5.29%, 6/25/2003.......................................................     13,032,170
                10,784,244    PP&L Transition Bond Series 1999-1 A-1, 6.08%, 3/25/2003...............     10,736,470
                                                                                                        ------------
                                                                                                          35,014,802

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                       6

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

               Portfolio of Investments                                                            December 31, 1999
               -----------------------------------------------------------------------------------------------------
               PAR VALUE                                                                                MARKET VALUE
BONDS:         CORPORATE: 31.1%
(Continued)    INDUSTRIAL: 18.5%
               $20,000,000    Dana Corp., 7.00%, 3/1/2029............................................   $ 17,402,400
                 9,000,000    Dayton Hudson Corp., 9.00%, 10/1/2021..................................     10,154,430
                20,000,000    Eastman Chemical Co., 7.25%, 1/15/2024.................................     18,009,800
                20,000,000    J.E. Seagram & Sons, Inc., 7.50%, 12/15/2018...........................     18,949,600
                20,000,000    Lockheed Martin Corp., 7.65%, 5/1/2016.................................     18,517,200
                12,500,000    Lockheed Martin Corp., 7.75%, 5/1/2026.................................     11,525,375
                 5,000,000    May Department Stores, 7.625%, 8/15/2013...............................      4,971,400
                 7,500,000    May Department Stores, 7.875%, 8/15/2036, Callable 2016................      7,222,425
                20,000,000    Raychem Corp., 7.20%, 10/15/2008.......................................     19,014,400
                10,000,000    Raytheon Co., 6.75%, 8/15/2007.........................................      9,329,300
                12,500,000    Raytheon Co., 6.75%, 3/15/2018.........................................     10,857,000
                16,600,000    Time Warner Entertainment, 8.375%, 7/15/2033...........................     17,214,034
                 2,500,000    Union Camp Corp., 9.25%, 2/1/2011......................................      2,771,300
                15,034,000    Walt Disney Co., 7.55%, 7/15/2093, Callable 2023.......................     14,023,565
                                                                                                        ------------
                                                                                                         179,962,229
               FINANCE: 7.8%
                 6,000,000    BankAmerica Capital II, 8.00%, 12/15/2026, Callable 2006++.............      5,657,580
                 1,450,000    Barclays No. American Capital, 9.75%, 5/15/2021, Callable 2001.........      1,552,573
                 1,000,000    CIGNA Corp., 7.65%, 3/1/2023...........................................        919,650
                 5,430,000    Citicorp Capital Trust I, 7.933%, 2/15/2027, Callable 2007++...........      5,081,068
                 3,065,000    Citicorp Capital Trust II, 8.015%, 2/15/2027, Callable 2007++..........      2,900,563
                 4,000,000    First Nationwide Bank, 10.00%, 10/1/2006...............................      4,356,640
                10,000,000    GMAC, 5.75%, 11/10/2003................................................      9,521,600
                13,500,000    GMAC, 8.875%, 6/1/2010, Putable 2000/2005..............................     14,783,040
                 4,500,000    Hartford Financial Services Group, 8.30%, 12/1/2001....................      4,591,710
                10,000,000    Hartford Financial Services Group, 6.375%, 11/1/2002...................      9,740,100
                 6,800,000    J.P. Morgan Capital Trust I, 7.54%, 1/15/2027, Callable 2007++.........      6,083,960
                 5,000,000    Norwest Corp., 5.75%, 2/1/2003.........................................      4,812,400
                 7,500,000    Republic New York Corp., 7.20%, 7/15/2097..............................      6,211,200
                                                                                                        ------------
                                                                                                          76,212,084
               TRANSPORTATION: 4.6%
                15,000,000    Burlington Northern Santa Fe Railway, 7.57%, 1/2/2021..................     14,682,300
                 5,630,000    Consolidated Rail Corp., 9.75%, 6/15/2020..............................      6,522,580
                   400,000    Norfolk & Western Railroad, 10.125%, 7/1/2000..........................        406,920
                 6,412,007    Union Pacific Corp., 6.85%, 1/2/2019...................................      5,881,605
                19,251,194    Union Pacific Corp., 6.70%, 2/23/2019..................................     17,756,531
                                                                                                        ------------
                                                                                                          45,249,936
               UTILITIES: 0.2%
                 1,500,000    Idaho Power Co. 1st Mtge., 9.50%, 1/1/2021, Callable 2001..............      1,592,400
                                                                                                        ------------
                                                                                                         303,016,649

                  See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                                       7

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

               Portfolio of Investments                                                            December 31, 1999
               -----------------------------------------------------------------------------------------------------
               PAR VALUE                                                                                MARKET VALUE
BONDS          FOREIGN (U.S. DOLLAR-DENOMINATED): 5.4%
(Continued)    CANADIAN: 2.5%
               $ 7,062,000    Canadian Pacific Ltd., 9.45%, 8/1/2021.................................   $  7,913,395
                 9,000,000    Hydro-Quebec, 8.05%, 7/7/2024, Putable.................................      9,505,260
                 6,000,000    Hydro-Quebec, 9.50%, 11/15/2030........................................      7,131,660
                                                                                                        ------------
                                                                                                          24,550,315
               CORPORATE: 2.4%
                24,000,000    HSBC Holdings PLC, 7.50%, 7/15/2009....................................     23,670,024
                                                                                                        ------------

               INTERNATIONAL AGENCY: 0.5%
                 4,150,000    European Investment Bank, 10.125%, 10/1/2000...........................      4,266,200
                                                                                                        ------------
                                                                                                          52,486,539
                                                                                                        ------------
                                  Total Bonds (Cost $974,158,890)....................................    943,821,132
                                                                                                        ------------

SHORT-TERM       8,042,153    SSgA Prime Money Market Fund...........................................      8,042,153
INVESTMENTS:    10,000,000    U.S. Treasury Bills, 2/17/2000.........................................      9,933,743
                                                                                                        ------------
1.9%                              Total Short-Term Investments (Cost $17,975,896)....................     17,975,896
                                                                                                        ------------

               TOTAL INVESTMENTS (cost $992,134,786)............................     98.8%               961,797,028
               OTHER ASSETS LESS LIABILITIES....................................      1.2%                12,165,342
                                                                                   ------               ------------
               TOTAL NET ASSETS.................................................    100.0%              $973,962,370
                                                                                   ======               ============

 * CMO:  Collateralized Mortgage Obligation
** REMIC:  Real Estate Mortgage Investment
++ Cumulative preferred securities

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                                       8

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                    Statement of Assets and Liabilities                                            December 31, 1999
                    ------------------------------------------------------------------------------------------------
                    ASSETS:
                    Investments, at market value (identified cost $992,134,786)....................   $  961,797,028
                    Cash...........................................................................              630
                    Receivable for paydowns on mortgage-backed securities..........................           97,778
                    Receivable for Fund shares sold................................................          209,586
                    Interest receivable............................................................       13,706,542
                    Prepaid expenses...............................................................           80,081
                                                                                                      --------------
                                                                                                         975,891,645
                                                                                                      --------------
                    LIABILITIES:
                    Payable for Fund shares redeemed...............................................        1,484,589
                    Management fees payable........................................................          345,085
                    Accounts payable...............................................................           99,601
                                                                                                      --------------
                                                                                                           1,929,275
Net asset value                                                                                       --------------
per share $11.40    NET ASSETS.....................................................................   $  973,962,370
                                                                                                      ==============
Beneficial
shares              NET ASSETS CONSIST OF:
outstanding         Paid in capital................................................................   $1,003,422,194
85,458,548          Accumulated undistributed net investment income................................        1,149,473
(par value $0.01    Accumulated undistributed net realized loss on investments.....................         (271,539)
each, unlimited     Net unrealized depreciation on investments.....................................      (30,337,758)
shares authorized)                                                                                    --------------
                                                                                                      $  973,962,370
                                                                                                      ==============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                       9

                              D O D G E  &  C O X
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                    Statement of Operations                                       Year Ended December 31, 1999
                    ------------------------------------------------------------------------------------------
                    INVESTMENT INCOME:
                    Interest...................................................................   $ 64,915,756
                                                                                                  ------------
                    EXPENSES:
                    Management fees (Note 2)...................................................      4,057,018
                    Custodian and fund accounting fees.........................................         65,700
                    Transfer agent fees........................................................        148,363
                    Professional fees..........................................................         46,840
                    Shareholder reports........................................................         66,193
                    Registration fees..........................................................        113,281
                    Trustees' fees (Note 2)....................................................         18,500
                    Miscellaneous..............................................................         16,035
                                                                                                  ------------
                                                                                                     4,531,930
                                                                                                  ------------
                    NET INVESTMENT INCOME......................................................     60,383,826
                                                                                                  ------------

                    REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
                      Net realized loss on investments.........................................       (239,332)
                      Net unrealized depreciation on investments...............................    (67,646,328)
                                                                                                  ------------
                        Net realized and unrealized loss on investments........................    (67,885,660)
                                                                                                  ------------
                    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $ (7,501,834)
                                                                                                  ============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
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                                      10

                              D O D G E  &  C O X
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

                    Statement of Changes in Net Assets                                                   Year Ended December 31,
                    ------------------------------------------------------------------------------------------------------------
                                                                                                       1999                 1998
                    OPERATIONS:
                    Net investment income.................................................   $  60,383,826        $  50,543,225
                    Net realized gain (loss)..............................................        (239,332)           4,766,489
                    Net unrealized appreciation (depreciation)............................     (67,646,328)          10,871,148
                                                                                             -------------        ------------
                    Net increase (decrease) in net assets from operations.................      (7,501,834)          66,180,862
                                                                                             -------------        ------------

                    DISTRIBUTIONS TO SHAREHOLDERS FROM:
                    Net investment income.................................................     (59,584,527)         (50,793,711)
                    Net realized gain.....................................................      (3,016,202)          (4,501,063)
                                                                                             -------------        ------------
                    Total distributions...................................................     (62,600,729)         (55,294,774)
                                                                                             -------------        ------------

                    BENEFICIAL SHARE TRANSACTIONS:
                    Amounts received from sale of shares..................................     398,340,184          454,714,046
                    Net asset value of shares issued in reinvestment of distributions.....      44,688,775           35,771,573
                    Amounts paid for shares redeemed......................................    (350,923,665)        (254,862,156)
                                                                                             -------------        ------------
                    Net increase from beneficial share transactions.......................      92,105,294          235,623,463
                                                                                             -------------        ------------
                    Total increase in net assets..........................................      22,002,731          246,509,551

                    NET ASSETS:
                    Beginning of year.....................................................     951,959,639          705,450,088
                                                                                             -------------        ------------
                    End of year (including undistributed net investment income
                    of $1,149,473 and $333,313, respectively).............................   $ 973,962,370        $ 951,959,639
                                                                                             =============        ============

                    Shares sold...........................................................      33,584,943           37,288,086
                    Shares issued in reinvestment of distributions........................       3,836,354            2,942,520
                    Shares redeemed.......................................................     (29,682,780)         (20,919,560)
                                                                                             -------------        ------------
                    Net increase in shares outstanding....................................       7,738,517           19,311,046
                                                                                             =============        ============

                See accompanying Notes to Financial Statements
--------------------------------------------------------------------------------
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                              D O D G E  &  C O X
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

             Notes to Financial Statements
             -------------------------------------------------------------------
        1 Dodge & Cox Income Fund (the "Fund") is a separate series of Dodge & Cox Funds (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consistently follows accounting policies which are in conformity with generally accepted accounting principles. Significant accounting policies are as follows: (a) Security valuation: long-term debt securities are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees; short-term securities are valued at amortized cost which approximates current value; all securities held by the Fund are denominated in U.S. dollars. (b) Security transactions are accounted for on the trade date in the financial statements. (c) Gains and losses on securities sold are determined on the basis of identified cost. (d) Interest income is recorded on the accrual basis. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. (e) Distributions to shareholders of income and capital gains are reflected in the net asset value per share computation on the ex-dividend date. (f) No provision for Federal income taxes has been included in the accompanying financial statements since the Fund intends to distribute all of its taxable income and otherwise continue to comply with requirements for regulated investment companies.

             The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

        2 Under a written agreement, the Fund pays an annual management fee of 5/10 of 1% of the Fund's average daily net asset value up to $100 million and 4/10 of 1% of the Funds' average daily net asset value in excess of $100 million to Dodge & Cox, investment manager of the Fund. The agreement further provides that Dodge & Cox shall waive its fee to the extent that such fee plus all other ordinary operating expenses of the Fund exceed 1% of the average daily net asset value for the year. All officers and six of the trustees of the Trust are officers and employees of Dodge & Cox. Those trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee plus an attendance fee for each Board or Committee meeting attended. Payments to trustees are divided equally among each series of the Trust. The Trust does not pay any other remuneration to its officers or trustees.

        3 For the year ended December 31, 1999, purchases and sales of securities, other than short-term securities, aggregated $316,875,898 and $231,318,590, respectively, of which U.S.
             government obligations aggregated $197,224,740 and $169,565,139, respectively. At December 31, 1999, the cost of investments for Federal income tax purposes was equal to the cost for financial reporting purposes. As permitted by Federal tax law, the Fund elected to defer realized net capital losses of $342,116 occurring between November 1, 1999 and December 31, 1999, and to treat those losses as arising in the fiscal year ending December 31, 2000. At December 31, 1999, net unrealized depreciation aggregated $30,337,758, of which $3,007,572 represented appreciated securities and $33,345,330 represented depreciated securities.

--------------------------------------------------------------------------------
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                              D O D G E  &  C O X
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  Income Fund

Financial Highlights
--------------------------------------------------------------------------------

SELECTED DATA AND RATIOS (for a share outstanding throughout each year)

Year Ended December 31,                                              1999         1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                   $12.25      $12.08      $11.68      $12.02      $10.74

Income from investment operations:
     Net investment income                                              .72         .72         .73         .74         .78
     Net realized and unrealized gain (loss)                           (.82)        .23         .40        (.34)       1.34
                                                                     ------------------------------------------------------
     Total from investment operations                                  (.10)        .95        1.13         .40        2.12
                                                                     ------------------------------------------------------

Distributions to shareholders from:
     Net investment income                                             (.71)       (.72)       (.73)       (.74)       (.78)
     Net realized gain                                                 (.04)       (.06)          -           -        (.06)
                                                                     ------------------------------------------------------
     Total distributions                                               (.75)       (.78)       (.73)       (.74)       (.84)
                                                                     ------------------------------------------------------
Net asset value, end of year                                         $11.40      $12.25      $12.08      $11.68      $12.02
                                                                     ======================================================
Total return                                                          (0.81)%      8.08%      10.00%       3.62%      20.21%

Ratios/supplemental data:
     Net assets, end of year (millions)                              $  974      $  952      $  705      $  533      $  303
     Ratio of expenses to average net assets                            .46%        .47%        .49%        .50%        .54%
     Ratio of net investment income to average net assets              6.10%       6.00%       6.32%       6.65%       6.85%
     Portfolio turnover rate                                             24%         35%         28%         37%         53%

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

                              D O D G E  &  C O X
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                                  Income Fund

             Report of Independent Accountants
             -------------------------------------------------------------------

             To the Trustees of Dodge & Cox Funds and Shareholders of Dodge & Cox Income Fund

             In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Dodge & Cox Income Fund (the "Fund", one of the series constituting Dodge & Cox Funds) at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

             PricewaterhouseCoopers LLP
             San Francisco, California

             January 26, 2000

             -------------------------------------------------------------------
             Special 1999 Tax Information (unaudited)

             The following information is provided pursuant to provisions of the Internal Revenue Code:

             The Fund hereby designates $1,998,411 of its distributions paid to shareholders in 1999 as capital gain dividends (treated for Federal income tax purposes in the hands of shareholders as long-term capital gain taxable at a maximum rate of 20%).

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

                              D O D G E  &  C O X
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                                  Income Fund

Officers & Trustees
--------------------------------------------------------------------------------

Harry R. Hagey, Chairman & Trustee
Chairman & CEO, Dodge & Cox

John A. Gunn, President & Trustee
President, Dodge & Cox

A. Horton Shapiro, Executive Vice President & Trustee
Senior Vice President, Dodge & Cox

Katherine Herrick Drake, Vice President & Trustee
Vice President, Dodge & Cox

Dana M. Emery, Vice President & Trustee
Senior Vice President, Dodge & Cox

Kenneth E. Olivier, Vice President & Trustee
Senior Vice President, Dodge & Cox

L. Dale Crandall, Trustee
Executive Vice President & CFO, Kaiser Foundation Health Plan and Hospitals

Max Gutierrez, Jr., Trustee
Partner, Brobeck, Phleger & Harrison, Attorneys

John B. Taylor, Trustee
Professor of Economics, Stanford University

Will C. Wood, Trustee
Principal, Kentwood Associates, Financial Advisers

John M. Loll, Treasurer & Asst. Secretary
Vice President & Treasurer, Dodge & Cox

Thomas M. Mistele, Secretary & Asst. Treasurer
Vice President, Secretary & General Counsel, Dodge & Cox

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